UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock 2010 Lifetime Blend Portfolio
  John Hancock 2015 Lifetime Blend Portfolio
  John Hancock 2020 Lifetime Blend Portfolio
  John Hancock 2025 Lifetime Blend Portfolio
  John Hancock 2030 Lifetime Blend Portfolio
  John Hancock 2035 Lifetime Blend Portfolio
  John Hancock 2040 Lifetime Blend Portfolio
  John Hancock 2045 Lifetime Blend Portfolio
  John Hancock 2050 Lifetime Blend Portfolio
  John Hancock 2055 Lifetime Blend Portfolio
  John Hancock 2060 Lifetime Blend Portfolio
  John Hancock 2065 Lifetime Blend Portfolio
  John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class 1/JHOBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	$2	0.05%
Fund Statistics
Fund net assets	$452,904
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

494A-1

8/25

10/25

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class A/JHOAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class A/JHOAX)	$15	0.41%
Fund Statistics
Fund net assets	$452,904
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

494A-A

8/25

10/25

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class R6/JHODX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class R6/JHODX)	$0	0.01%
Fund Statistics
Fund net assets	$452,904
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
494A-R6
8/25
10/25
John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class 1/JAAFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class 1/JAAFX) returned 14.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	14.12%	12.23%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
478A-1
8/25
10/25
John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class A/JHBLX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class A/JHBLX) returned 13.73% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class A/JHBLX)	8.04%	10.72%
2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge	13.73%	11.88%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
478A-A
8/25
10/25
John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class R4/JAAJX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R4/JAAJX) returned 14.03% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	14.03%	12.06%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
478A-R4
8/25
10/25
John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class R6/JAAKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R6/JAAKX) returned 14.17% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	14.17%	12.26%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
478A-R6
8/25
10/25
John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class 1/JRODX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class 1/JRODX) returned 14.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class 1/JRODX)	14.09%	10.74%	10.71%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
464A-1
8/25
10/25
John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class A/JHBKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class A/JHBKX) returned 13.63% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class A/JHBKX)	7.97%	9.28%	9.92%
2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge	13.63%	10.40%	10.53%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

464A-A

8/25

10/25

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class R4/JHIKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R4/JHIKX) returned 13.87% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	13.87%	10.53%	10.55%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Class R4 shares were first offered on 4-6-17. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

464A-R4

8/25

10/25

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class R6/JIEHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R6/JIEHX) returned 14.19% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	14.19%	10.80%	10.76%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
464A-R6
8/25
10/25
John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class 1/JLKZX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class 1/JLKZX) returned 14.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	14.08%	10.75%	10.40%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
450A-1
8/25
10/25
John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class A/JHBJX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class A/JHBJX) returned 13.69% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class A/JHBJX)	8.01%	9.29%	9.67%
2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge	13.69%	10.42%	10.23%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4780904
450A-A
8/25
10/25
John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class R4/JLKWX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R4/JLKWX) returned 13.81% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	13.81%	10.50%	10.22%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

450A-R4

8/25

10/25

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class R6/JLKYX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R6/JLKYX) returned 14.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	14.14%	10.78%	10.45%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

450A-R6

8/25

10/25

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class 1/JRLWX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class 1/JRLWX) returned 14.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	14.09%	10.74%	10.41%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

436A-1

8/25

10/25

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class A/JHBFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class A/JHBFX) returned 13.68% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class A/JHBFX)	8.00%	9.29%	9.68%
2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge	13.68%	10.42%	10.25%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

436A-A

8/25

10/25

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class R4/JRTYX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R4/JRTYX) returned 13.80% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	13.80%	10.52%	10.23%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

436A-R4

8/25

10/25

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class R6/JRLZX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R6/JRLZX) returned 14.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	14.14%	10.78%	10.46%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

436A-R6

8/25

10/25

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class 1/JRLQX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class 1/JRLQX) returned 13.16% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	13.16%	10.38%	10.22%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

435A-1

8/25

10/25

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class A/JHBEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class A/JHBEX) returned 12.76% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class A/JHBEX)	7.11%	8.93%	9.49%
2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge	12.76%	10.05%	10.06%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

435A-A

8/25

10/25

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class R4/JRLUX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R4/JRLUX) returned 12.97% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	12.97%	10.14%	10.03%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

435A-R4

8/25

10/25

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class R6/JRLVX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R6/JRLVX) returned 13.19% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	13.19%	10.42%	10.27%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

435A-R6

8/25

10/25

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class 1/JRTTX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class 1/JRTTX) returned 12.04% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	12.04%	9.50%	9.81%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

434A-1

8/25

10/25

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class A/JHBAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class A/JHBAX) returned 11.64% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class A/JHBAX)	6.09%	8.07%	9.09%
2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge	11.64%	9.19%	9.65%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

434A-A

8/25

10/25

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class R4/JRTVX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R4/JRTVX) returned 11.81% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	11.81%	9.30%	9.64%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

434A-R4

8/25

10/25

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class R6/JRTWX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R6/JRTWX) returned 12.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	12.08%	9.56%	9.85%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

434A-R6

8/25

10/25

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class 1/JRTKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class 1/JRTKX) returned 10.81% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	10.81%	8.40%	9.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

433A-1

8/25

10/25

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class A/JHAYX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class A/JHAYX) returned 10.42% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class A/JHAYX)	4.88%	6.97%	8.35%
2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge	10.42%	8.07%	8.91%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

433A-A

8/25

10/25

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class R4/JRTMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R4/JRTMX) returned 10.60% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	10.60%	8.19%	8.91%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

433A-R4

8/25

10/25

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class R6/JRTNX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R6/JRTNX) returned 10.86% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.

TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	10.86%	8.44%	9.13%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

433A-R6

8/25

10/25

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class 1/JRTGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class 1/JRTGX) returned 9.60% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	9.60%	7.28%	8.27%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

432A-1

8/25

10/25

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class A/JHAVX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$44	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class A/JHAVX) returned 9.21% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class A/JHAVX)	3.74%	5.86%	7.55%
2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge	9.21%	6.96%	8.11%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

432A-A

8/25

10/25

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class R4/JRTIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R4/JRTIX) returned 9.31% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	9.31%	7.06%	8.09%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

432A-R4

8/25

10/25

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class R6/JRTJX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R6/JRTJX) returned 9.64% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	9.64%	7.34%	8.33%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

432A-R6

8/25

10/25

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class 1/JRTBX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$9	0.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class 1/JRTBX) returned 8.17% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	8.17%	6.19%	7.38%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

431A-1

8/25

10/25

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class A/JHAUX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$47	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class A/JHAUX) returned 7.87% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class A/JHAUX)	2.47%	4.82%	6.68%
2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge	7.87%	5.90%	7.23%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

431A-A

8/25

10/25

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class R4/JRTDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$30	0.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R4/JRTDX) returned 8.04% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	8.04%	5.98%	7.22%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

431A-R4

8/25

10/25

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class R6/JRTFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$4	0.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R6/JRTFX) returned 8.30% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	8.30%	6.25%	7.43%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

431A-R6

8/25

10/25

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class 1/JRLOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$12	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class 1/JRLOX) returned 7.74% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	7.74%	5.44%	6.58%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

430A-1

8/25

10/25

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class A/JHAPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$50	0.48%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class A/JHAPX) returned 7.26% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class A/JHAPX)	1.88%	4.04%	5.86%
2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge	7.26%	5.11%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

430A-A

8/25

10/25

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class R4/JRLPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$33	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R4/JRLPX) returned 7.54% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	7.54%	5.22%	6.40%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

430A-R4

8/25

10/25

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class R6/JRTAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$8	0.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R6/JRTAX) returned 7.68% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	7.68%	5.48%	6.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

430A-R6

8/25

10/25

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class 1/JRLIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$15	0.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class 1/JRLIX) returned 7.19% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	7.19%	4.95%	6.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

429A-1

8/25

10/25

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class A/JHAOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class A/JHAOX) returned 6.91% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class A/JHAOX)	1.58%	3.57%	5.34%
2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge	6.91%	4.64%	5.88%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

429A-A

8/25

10/25

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class R4/JRLKX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$36	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R4/JRLKX) returned 7.00% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	7.00%	4.74%	5.87%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

429A-R4

8/25

10/25

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class R6/JRLLX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$10	0.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R6/JRLLX) returned 7.34% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	7.34%	5.01%	6.08%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

429A-R6

8/25

10/25

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class 1/JRLDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$16	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class 1/JRLDX) returned 6.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	6.89%	4.55%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

428A-1

8/25

10/25

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class A/JHANX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$54	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class A/JHANX) returned 6.50% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class A/JHANX)	1.21%	3.18%	4.91%
2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge	6.50%	4.24%	5.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

428A-A

8/25

10/25

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class R4/JRLFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R4/JRLFX) returned 6.78% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	6.78%	4.38%	5.47%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

428A-R4

8/25

10/25

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class R6/JRLHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$11	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R6/JRLHX) returned 6.93% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	6.93%	4.59%	5.65%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780904

428A-R6

8/25

10/25

John Hancock 2010 Lifetime Blend Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $374,120 and $355,495 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $100,543 and $92,773 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $40,170 and $37,080 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $4,432 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $634,911 for the fiscal year ended August 31, 2025 and $906,850 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock 2010 Lifetime Blend Portfolio

  John Hancock 2015 Lifetime Blend Portfolio

  John Hancock 2020 Lifetime Blend Portfolio

  John Hancock 2025 Lifetime Blend Portfolio

  John Hancock 2030 Lifetime Blend Portfolio

  John Hancock 2035 Lifetime Blend Portfolio

  John Hancock 2040 Lifetime Blend Portfolio

  John Hancock 2045 Lifetime Blend Portfolio

  John Hancock 2050 Lifetime Blend Portfolio

  John Hancock 2055 Lifetime Blend Portfolio

  John Hancock 2060 Lifetime Blend Portfolio

  John Hancock 2065 Lifetime Blend Portfolio

  John Hancock 2070 Lifetime Blend Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Lifetime Blend Portfolios
Target date
August 31, 2025

John Hancock
Lifetime Blend Portfolios

2	Portfolios’ investments
11	Financial statements
24	Financial highlights
37	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
2070 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,948	$116,994
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,877	146,080
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	931	12,693
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	310	2,477
High Yield, Class NAV, JHBT (MIM US) (B)	611	1,883

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $265,343)		$280,127
UNAFFILIATED INVESTMENT COMPANIES - 37.5%
Equity - 37.5%
Fidelity Mid Cap Index Fund	1,406	51,825
Fidelity Small Cap Index Fund	493	14,608
Vanguard FTSE Developed Markets ETF	370	21,723
Vanguard FTSE Emerging Markets ETF	249	12,831
Vanguard S&P 500 ETF	116	68,796

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $159,799)		$169,783
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$1,300	297
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	3,000	722
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	2,600	663
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	2,700	727

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,499)		$2,409
SHORT-TERM INVESTMENTS - 13.4%
Short-term funds - 13.4%
John Hancock Collateral Trust, 4.1996% (C)(D)	6,066	60,682

TOTAL SHORT-TERM INVESTMENTS (Cost $60,631)		$60,682
Total investments (Cost $488,272) - 113.3%		$513,001
Other assets and liabilities, net - (13.3%)		(60,097)
TOTAL NET ASSETS - 100.0%		$452,904
2065 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,850,177	$33,518,085
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,116,235	41,851,031
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	263,470	3,591,096
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	87,791	$700,575
High Yield, Class NAV, JHBT (MIM US) (B)	172,701	531,918

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $67,065,947)		$80,192,705
UNAFFILIATED INVESTMENT COMPANIES - 37.4%
Equity - 37.4%
Fidelity Mid Cap Index Fund	402,553	14,838,121
Fidelity Small Cap Index Fund	144,325	4,279,249
Vanguard FTSE Developed Markets ETF	105,047	6,167,309
Vanguard FTSE Emerging Markets ETF	70,541	3,634,978
Vanguard S&P 500 ETF	33,057	19,605,445

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,390,635)		$48,525,102
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	300	0
ICA Gruppen AB (E)(F)	13	0
Health care - 0.0%
NMC Health PLC (E)(F)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	240	727
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	1,216	0

TOTAL COMMON STOCKS (Cost $303)		$727
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$124,000	28,298
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	956,400	230,298
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	818,800	208,855
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	894,000	240,657

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $801,116)		$708,108
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (C)(D)	3,413	34,138

TOTAL SHORT-TERM INVESTMENTS (Cost $33,846)		$34,138
Total investments (Cost $108,291,847) - 99.8%		$129,460,780
Other assets and liabilities, net - 0.2%		273,762
TOTAL NET ASSETS - 100.0%		$129,734,542
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	2

2060 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 58.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,469,969	$87,846,841
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,167,273	109,686,483
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	690,651	9,413,569
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	230,212	1,837,092
High Yield, Class NAV, JHBT (MIM US) (B)	453,445	1,396,612

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $168,528,831)		$210,180,597
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Equity - 37.7%
Fidelity Mid Cap Index Fund	1,062,715	39,171,683
Fidelity Small Cap Index Fund	380,732	11,288,715
Vanguard FTSE Developed Markets ETF	277,986	16,320,558
Vanguard FTSE Emerging Markets ETF	186,672	9,619,208
Vanguard S&P 500 ETF	87,293	51,771,732

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $98,999,647)		$128,171,896
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	2,326	0
ICA Gruppen AB (E)(F)	100	0
Health care - 0.0%
NMC Health PLC (E)(F)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	1,860	5,637
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	9,419	0

TOTAL COMMON STOCKS (Cost $2,348)		$5,637
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$336,600	76,817
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	2,584,100	622,242
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	2,213,200	564,530
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	2,416,300	650,446

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,238,647)		$1,914,035
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (C)(D)	8,627	86,299

TOTAL SHORT-TERM INVESTMENTS (Cost $86,032)		$86,299
Total investments (Cost $269,855,505) - 100.0%		$340,358,464
Other assets and liabilities, net - 0.0%		106,434
TOTAL NET ASSETS - 100.0%		$340,464,898
2055 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,121,084	$142,543,948
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,252,559	177,981,863
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,120,471	15,272,014
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	373,354	2,979,367
High Yield, Class NAV, JHBT (MIM US) (B)	734,563	2,262,455

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $270,346,335)		$341,039,647
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	1,720,350	63,412,096
Fidelity Small Cap Index Fund	611,156	18,120,766
Vanguard FTSE Developed Markets ETF	450,326	26,438,639
Vanguard FTSE Emerging Markets ETF	302,402	15,582,775
Vanguard S&P 500 ETF	141,743	84,064,939

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $156,595,281)		$207,619,215
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	4,869	0
ICA Gruppen AB (E)(F)	209	0
Health care - 0.0%
NMC Health PLC (E)(F)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	3,894	11,802
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	19,720	0

TOTAL COMMON STOCKS (Cost $4,917)		$11,802
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$551,400	125,837
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	4,231,700	1,018,979
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	3,624,900	924,618
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	3,957,800	1,065,404

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,702,836)		$3,134,838
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (C)(D)	6,559	65,609

TOTAL SHORT-TERM INVESTMENTS (Cost $65,606)		$65,609
Total investments (Cost $430,714,975) - 99.9%		$551,871,111
Other assets and liabilities, net - 0.1%		288,014
TOTAL NET ASSETS - 100.0%		$552,159,125
3	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2050 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,708,411	$184,730,916
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,253,673	231,716,835
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,461,494	19,920,162
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	486,535	3,882,548
High Yield, Class NAV, JHBT (MIM US) (B)	959,268	2,954,546

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $351,032,394)		$443,205,007
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	2,239,725	82,556,271
Fidelity Small Cap Index Fund	783,294	23,224,654
Vanguard FTSE Developed Markets ETF	587,553	34,495,237
Vanguard FTSE Emerging Markets ETF	393,551	20,279,683
Vanguard S&P 500 ETF	184,940	109,684,214

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $203,674,984)		$270,240,059
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	6,675	0
ICA Gruppen AB (E)(F)	287	0
Health care - 0.0%
NMC Health PLC (E)(F)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	5,335	16,168
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	27,032	0

TOTAL COMMON STOCKS (Cost $6,739)		$16,168
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$717,100	163,652
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	5,499,100	1,324,165
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	4,710,500	1,201,526
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	5,142,600	1,384,342

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,809,933)		$4,073,685
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (C)(D)	1,797	17,978

TOTAL SHORT-TERM INVESTMENTS (Cost $17,977)		$17,978
Total investments (Cost $559,542,027) - 100.0%		$717,552,897
Other assets and liabilities, net - (0.0%)		(12,369)
TOTAL NET ASSETS - 100.0%		$717,540,528
2045 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 54.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,651,575	$207,582,526
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,879,429	253,550,728
Fixed income - 5.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,974,926	26,918,246
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,254,433	10,010,372
High Yield, Class NAV, JHBT (MIM US) (B)	2,467,684	7,600,468

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $402,485,613)		$505,662,340
UNAFFILIATED INVESTMENT COMPANIES - 39.3%
Equity - 35.1%
Fidelity Mid Cap Index Fund	2,309,441	85,125,987
Fidelity Small Cap Index Fund	809,248	23,994,202
iShares Global Infrastructure ETF	14,229	858,720
iShares MSCI Global Min Vol Factor ETF	50,442	6,023,279
Vanguard Dividend Appreciation ETF	25,627	5,405,247
Vanguard Energy ETF (H)	26,512	3,364,108
Vanguard FTSE Developed Markets ETF	733,991	43,092,612
Vanguard FTSE Emerging Markets ETF	315,218	16,243,184
Vanguard Global ex-U.S. Real Estate ETF	18,218	858,068
Vanguard Materials ETF (H)	8,368	1,743,556
Vanguard Real Estate ETF	28,330	2,613,158
Vanguard S&P 500 ETF	179,519	106,469,130
Fixed income - 3.2%
Vanguard Total Bond Market ETF	364,701	26,914,934
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	645,130	8,547,973

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $257,503,705)		$331,254,158
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,519	0
ICA Gruppen AB (E)(F)	366	0
Health care - 0.0%
NMC Health PLC (E)(F)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,811	20,641
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	34,500	0

TOTAL COMMON STOCKS (Cost $8,601)		$20,641
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$1,147,500	261,875
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	4

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	8,802,600	$2,119,636
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	7,543,200	1,924,074
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	8,340,200	2,245,107

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,798,741)		$6,550,692
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 4.1996% (C)(I)	337,118	3,372,222

TOTAL SHORT-TERM INVESTMENTS (Cost $3,372,139)		$3,372,222
Total investments (Cost $671,168,799) - 100.4%		$846,860,053
Other assets and liabilities, net - (0.4%)		(3,683,189)
TOTAL NET ASSETS - 100.0%		$843,176,864
2040 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.1%
Equity - 48.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,086,008	$212,691,451
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,683,857	250,924,201
Fixed income - 9.8%
Bond, Class NAV, JHSB (MIM US) (B)	4,404,053	60,027,237
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,459,535	19,627,089
High Yield, Class NAV, JHBT (MIM US) (B)	4,844,512	14,921,096

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $452,841,114)		$558,191,074
UNAFFILIATED INVESTMENT COMPANIES - 40.9%
Equity - 33.6%
Fidelity Mid Cap Index Fund	2,233,912	82,342,010
Fidelity Small Cap Index Fund	782,146	23,190,624
iShares Global Infrastructure ETF	31,866	1,923,113
iShares MSCI Global Min Vol Factor ETF	121,448	14,502,106
Vanguard Dividend Appreciation ETF	45,678	9,634,404
Vanguard Energy ETF	58,000	7,359,620
Vanguard FTSE Developed Markets ETF	891,928	52,365,093
Vanguard FTSE Emerging Markets ETF	225,204	11,604,762
Vanguard Global ex-U.S. Real Estate ETF	40,798	1,921,586
Vanguard Materials ETF	18,550	3,865,078
Vanguard Real Estate ETF	63,116	5,821,820
Vanguard S&P 500 ETF	182,867	108,454,760
Fixed income - 6.3%
Vanguard Total Bond Market ETF	813,277	60,019,843
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	731,525	9,692,706
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $313,435,087)		$392,697,525
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,209	$0
ICA Gruppen AB (E)(F)	353	0
Health care - 0.0%
NMC Health PLC (E)(F)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,565	19,894
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	33,245	0

TOTAL COMMON STOCKS (Cost $8,288)		$19,894
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	$1,688,900	385,430
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	12,942,400	3,116,486
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	11,091,100	2,829,051
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	12,367,000	3,329,085

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,706,076)		$9,660,052
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (C)(D)	23,104	231,109

TOTAL SHORT-TERM INVESTMENTS (Cost $231,107)		$231,109
Total investments (Cost $778,221,672) - 100.0%		$960,799,654
Other assets and liabilities, net - (0.0%)		(75,483)
TOTAL NET ASSETS - 100.0%		$960,724,171
2035 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.0%
Equity - 43.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,136,840	$201,529,237
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,103,570	269,990,951
Fixed income - 14.9%
Bond, Class NAV, JHSB (MIM US) (B)	7,692,859	104,853,665
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,956,654	31,574,102
Global Senior Loan ETF, JHETF (CQS) (B)(F)	107,041	2,674,955
High Yield, Class NAV, JHBT (MIM US) (B)	7,793,367	24,003,571

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $523,858,992)		$634,626,481
5	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 40.6%
Equity - 29.7%
Fidelity Mid Cap Index Fund	2,114,483	$77,939,841
Fidelity Small Cap Index Fund	757,627	22,463,635
iShares Global Infrastructure ETF	54,081	3,263,788
iShares MSCI Global Min Vol Factor ETF	206,309	24,635,358
Vanguard Dividend Appreciation ETF	77,519	16,350,307
Vanguard Energy ETF (H)	101,509	12,880,477
Vanguard FTSE Developed Markets ETF	1,016,862	59,699,968
Vanguard FTSE Emerging Markets ETF	182,431	9,400,669
Vanguard Global ex-U.S. Real Estate ETF	69,241	3,261,251
Vanguard Materials ETF (H)	32,303	6,730,653
Vanguard Real Estate ETF	109,059	10,059,600
Vanguard S&P 500 ETF	132,021	78,299,015
Fixed income - 9.9%
Vanguard Short-Term Corporate Bond ETF	34,251	2,735,627
Vanguard Total Bond Market ETF	1,420,606	104,840,723
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	831,750	11,020,688

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $364,989,625)		$443,581,600
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	8,783	0
ICA Gruppen AB (E)(F)	377	0
Health care - 0.0%
NMC Health PLC (E)(F)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	7,026	21,293
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	35,571	0

TOTAL COMMON STOCKS (Cost $8,869)		$21,293
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$594,224	586,330
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	844,732	851,506
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	390,784	399,098
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	792,579	823,098
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	2,284,500	521,353
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	17,502,400	4,214,518
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	15,001,800	3,826,569
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	16,803,500	4,523,351

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $18,586,144)		$15,745,823
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.1996% (C)(I)	229,611	$2,296,825

TOTAL SHORT-TERM INVESTMENTS (Cost $2,296,804)		$2,296,825
Total investments (Cost $909,740,434) - 100.2%		$1,096,272,022
Other assets and liabilities, net - (0.2%)		(2,249,191)
TOTAL NET ASSETS - 100.0%		$1,094,022,831
2030 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.4%
Equity - 36.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,556,169	$159,420,553
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,357,840	233,115,788
Fixed income - 18.8%
Bond, Class NAV, JHSB (MIM US) (B)	8,332,830	113,576,478
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,619,841	44,846,332
Global Senior Loan ETF, JHETF (CQS) (B)(F)	504,835	12,615,827
High Yield, Class NAV, JHBT (MIM US) (B)	9,896,763	30,482,029

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $499,978,929)		$594,057,007
UNAFFILIATED INVESTMENT COMPANIES - 41.3%
Equity - 25.4%
Fidelity Mid Cap Index Fund	1,611,634	59,404,817
Fidelity Small Cap Index Fund	564,707	16,743,558
iShares Global Infrastructure ETF	70,063	4,228,302
iShares MSCI Global Min Vol Factor ETF	267,214	31,908,024
Vanguard Dividend Appreciation ETF	100,404	21,177,212
Vanguard Energy ETF	128,291	16,278,845
Vanguard FTSE Developed Markets ETF	841,032	49,376,989
Vanguard FTSE Emerging Markets ETF	102,929	5,303,931
Vanguard Global ex-U.S. Real Estate ETF	90,228	4,249,739
Vanguard Materials ETF	40,991	8,540,885
Vanguard Real Estate ETF	139,098	12,830,398
Vanguard S&P 500 ETF	69,969	41,497,215
Fixed income - 14.9%
Vanguard Short-Term Corporate Bond ETF	589,026	47,045,507
Vanguard Total Bond Market ETF	1,525,850	112,607,731
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	809,764	10,729,373

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $380,406,764)		$441,922,526
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	6

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	7,871	$0
ICA Gruppen AB (E)(F)	338	0
Health care - 0.0%
NMC Health PLC (E)(F)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	6,295	19,076
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	31,878	0

TOTAL COMMON STOCKS (Cost $7,947)		$19,076
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
U.S. Government - 3.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,623,231	4,561,809
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,586,889	6,639,706
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,041,668	3,106,380
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,194,546	6,433,068
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	2,134,900	487,213
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	16,339,900	3,934,592
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	14,000,800	3,571,240
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	15,663,700	4,216,527

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,267,469)		$32,950,535
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.1996% (C)(D)	222,203	2,222,723

TOTAL SHORT-TERM INVESTMENTS (Cost $2,222,722)		$2,222,723
Total investments (Cost $917,883,831) - 100.0%		$1,071,171,867
Other assets and liabilities, net - 0.0%		449,615
TOTAL NET ASSETS - 100.0%		$1,071,621,482
2025 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.2%
Equity - 28.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,856,937	$92,397,576
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,504,584	127,646,563
Fixed income - 24.5%
Bond, Class NAV, JHSB (MIM US) (B)	7,728,102	105,334,031
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,990,603	39,825,014
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Senior Loan ETF, JHETF (CQS) (B)(F)	608,593	$15,208,739
High Yield, Class NAV, JHBT (MIM US) (B)	8,791,008	27,076,304

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $353,176,800)		$407,488,227
UNAFFILIATED INVESTMENT COMPANIES - 42.2%
Equity - 21.2%
Fidelity Mid Cap Index Fund	847,246	31,229,486
Fidelity Small Cap Index Fund	296,330	8,786,184
iShares Global Infrastructure ETF	61,573	3,715,931
iShares MSCI Global Min Vol Factor ETF	221,270	26,421,851
Vanguard Dividend Appreciation ETF	83,140	17,535,889
Vanguard Energy ETF (H)	112,469	14,271,191
Vanguard FTSE Developed Markets ETF	504,456	29,616,612
Vanguard Global ex-U.S. Real Estate ETF	78,833	3,713,034
Vanguard Materials ETF (H)	35,935	7,487,417
Vanguard Real Estate ETF	121,952	11,248,852
Vanguard S&P 500 ETF	14,140	8,386,151
Fixed income - 20.0%
Vanguard Short-Term Corporate Bond ETF (H)	599,283	47,864,733
Vanguard Total Bond Market ETF	1,425,221	105,181,310
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	583,883	7,736,450

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $286,333,412)		$323,195,091
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	5,304	0
ICA Gruppen AB (E)(F)	228	0
Health care - 0.0%
NMC Health PLC (E)(F)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	4,242	12,856
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	21,481	0

TOTAL COMMON STOCKS (Cost $5,356)		$12,856
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
U.S. Government - 4.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$6,133,009	6,051,529
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,739,902	8,809,983
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	4,036,104	4,121,973
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,220,466	8,536,997
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	1,221,200	278,694
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	9,357,400	2,253,230
7	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	8,017,600	$2,045,081
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	8,913,900	2,399,542

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,522,520)		$34,497,029
SHORT-TERM INVESTMENTS - 5.9%
Short-term funds - 5.9%
John Hancock Collateral Trust, 4.1996% (C)(I)	4,472,762	44,741,484

TOTAL SHORT-TERM INVESTMENTS (Cost $44,740,326)		$44,741,484
Total investments (Cost $719,778,414) - 105.8%		$809,934,687
Other assets and liabilities, net - (5.8%)		(44,230,771)
TOTAL NET ASSETS - 100.0%		$765,703,916
2020 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.9%
Equity - 22.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,189,985	$25,754,225
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,388,064	45,501,694
Fixed income - 26.8%
Bond, Class NAV, JHSB (MIM US) (B)	3,477,230	47,394,640
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,227,586	17,776,135
Global Senior Loan ETF, JHETF (CQS) (B)(F)	359,866	8,993,051
High Yield, Class NAV, JHBT (MIM US) (B)	3,922,745	12,082,056

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $138,942,122)		$157,501,801
UNAFFILIATED INVESTMENT COMPANIES - 45.2%
Equity - 21.4%
Fidelity Mid Cap Index Fund	263,052	9,696,113
Fidelity Small Cap Index Fund	92,178	2,733,091
iShares Global Infrastructure ETF	25,944	1,565,720
iShares MSCI Global Min Vol Factor ETF	93,500	11,164,835
Vanguard Dividend Appreciation ETF	35,276	7,440,414
Vanguard Energy ETF (H)	47,732	6,056,713
Vanguard FTSE Developed Markets ETF	327,404	19,221,889
Vanguard Global ex-U.S. Real Estate ETF	33,244	1,565,792
Vanguard Materials ETF	15,214	3,169,989
Vanguard Real Estate ETF	51,544	4,754,418
Vanguard S&P 500 ETF	2,792	1,655,879
Fixed income - 22.8%
Vanguard Short-Term Corporate Bond ETF	326,165	26,050,799
Vanguard Total Bond Market ETF	642,802	47,438,788
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	244,367	3,237,863
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $130,432,836)		$145,752,303
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	1,639	$0
ICA Gruppen AB (E)(F)	70	0
Health care - 0.0%
NMC Health PLC (E)(F)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	1,309	3,966
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	6,637	0

TOTAL COMMON STOCKS (Cost $1,655)		$3,966
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$3,801,574	3,751,069
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,418,823	5,462,274
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,502,048	2,555,280
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,096,760	5,293,012
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	379,600	86,630
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	2,912,000	701,200
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	2,495,500	636,537
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	2,742,900	738,364

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,330,513)		$19,224,366
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.1996% (C)(I)	29,085	290,938

TOTAL SHORT-TERM INVESTMENTS (Cost $290,934)		$290,938
Total investments (Cost $288,998,060) - 100.2%		$322,773,374
Other assets and liabilities, net - (0.2%)		(657,717)
TOTAL NET ASSETS - 100.0%		$322,115,657
2015 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.2%
Equity - 17.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	486,712	$5,723,732
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	818,813	10,996,658
Fixed income - 29.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,137,921	15,509,858
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	8

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	720,998	$5,753,562
Global Senior Loan ETF, JHETF (CQS) (B)(F)	141,082	3,525,639
High Yield, Class NAV, JHBT (MIM US) (B)	1,271,200	3,915,296

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $40,439,929)		$45,424,745
UNAFFILIATED INVESTMENT COMPANIES - 46.5%
Equity - 19.9%
Fidelity Mid Cap Index Fund	52,011	1,917,143
Fidelity Small Cap Index Fund	18,188	539,274
iShares Global Infrastructure ETF	7,876	475,317
iShares MSCI Global Min Vol Factor ETF	28,331	3,383,005
Vanguard Dividend Appreciation ETF	10,746	2,266,546
Vanguard Energy ETF	14,380	1,824,678
Vanguard FTSE Developed Markets ETF	97,498	5,724,108
Vanguard Global ex-U.S. Real Estate ETF	10,144	477,782
Vanguard Materials ETF	4,626	963,873
Vanguard Real Estate ETF	15,699	1,448,075
Vanguard S&P 500 ETF	977	579,439
Fixed income - 25.6%
Vanguard Short-Term Corporate Bond ETF	120,256	9,604,847
Vanguard Total Bond Market ETF	210,229	15,514,901
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	74,568	988,026

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $41,405,537)		$45,707,014
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	424	0
ICA Gruppen AB (E)(F)	18	0
Health care - 0.0%
NMC Health PLC (E)(F)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	336	1,020
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	1,716	0

TOTAL COMMON STOCKS (Cost $427)		$1,020
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,522,914	1,502,682
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,170,755	2,188,161
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,002,440	1,023,767
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,041,874	2,120,497
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	72,000	$16,431
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	555,500	133,763
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	476,100	121,441
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	509,500	137,153

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,183,166)		$7,243,895
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.1996% (C)(D)	218	2,184

TOTAL SHORT-TERM INVESTMENTS (Cost $2,181)		$2,184
Total investments (Cost $89,031,240) - 100.0%		$98,378,858
Other assets and liabilities, net - (0.0%)		(46,841)
TOTAL NET ASSETS - 100.0%		$98,332,017
2010 LIFETIME BLEND PORTFOLIO

As of 8-31-25
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.5%
Equity - 12.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	273,645	$3,218,064
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	429,039	5,761,989
Fixed income - 31.3%
Bond, Class NAV, JHSB (MIM US) (B)	897,500	12,232,929
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	572,654	4,569,781
Global Senior Loan ETF, JHETF (CQS) (B)(F)	127,616	3,189,124
High Yield, Class NAV, JHBT (MIM US) (B)	1,013,085	3,120,302

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $29,564,713)		$32,092,189
UNAFFILIATED INVESTMENT COMPANIES - 47.8%
Equity - 18.2%
Fidelity Mid Cap Index Fund	12,565	463,148
Fidelity Small Cap Index Fund	12,492	370,376
iShares Global Infrastructure ETF	5,926	357,634
iShares MSCI Global Min Vol Factor ETF	21,306	2,544,149
Vanguard Dividend Appreciation ETF	8,047	1,697,273
Vanguard Energy ETF	10,886	1,381,325
Vanguard FTSE Developed Markets ETF	69,611	4,086,862
Vanguard Global ex-U.S. Real Estate ETF	7,587	357,348
Vanguard Materials ETF	3,478	724,676
Vanguard Real Estate ETF	11,804	1,088,801
Vanguard S&P 500 ETF	625	370,675
Fixed income - 28.6%
Vanguard Short-Term Corporate Bond ETF (H)	111,345	8,893,125
Vanguard Total Bond Market ETF	165,469	12,211,612
9	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative markets - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	56,344	$746,558

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,576,959)		$35,293,562
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (E)(F)	225	0
ICA Gruppen AB (E)(F)	10	0
Health care - 0.0%
NMC Health PLC (E)(F)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (E)(F)(G)	180	546
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (E)(F)	911	0

TOTAL COMMON STOCKS (Cost $226)		$546
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,397,376	1,378,811
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,991,938	2,007,910
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	919,765	939,333
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,873,682	1,945,828
U.S. Treasury STRIPS, PO, 5.025%, 05/15/2055	21,600	4,929
U.S. Treasury STRIPS, PO, 5.055%, 02/15/2054	173,700	41,826
U.S. Treasury STRIPS, PO, 5.074%, 11/15/2052	148,600	37,904
U.S. Treasury STRIPS, PO, 5.110%, 08/15/2051	143,300	38,575

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,285,876)		$6,395,116
SHORT-TERM INVESTMENTS - 13.1%
Short-term funds - 13.1%
John Hancock Collateral Trust, 4.1996% (C)(I)	964,556	9,648,549

TOTAL SHORT-TERM INVESTMENTS (Cost $9,648,465)		$9,648,549
Total investments (Cost $78,076,239) - 113.1%		$83,429,962
Other assets and liabilities, net - (13.1%)		(9,652,794)
TOTAL NET ASSETS - 100.0%		$73,777,168
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 8-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Non-income producing.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	All or a portion of this security is on loan as of 8-31-25.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	10

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

	2070 Lifetime Blend Portfolio	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$172,192	$49,233,937	$130,091,568	$210,765,855
Affiliated investments, at value	340,809	80,226,843	210,266,896	341,105,256
Total investments, at value	513,001	129,460,780	340,358,464	551,871,111
Cash	100	—	—	—
Dividends and interest receivable	212	22,239	71,511	124,727
Receivable for fund shares sold	973	1,439,178	984,559	1,656,065
Receivable from affiliates	5,880	5,320	10,884	16,150
Deferred offering cost	65,362	—	—	—
Other assets	4,228	35,615	31,092	37,506
Total assets	589,756	130,963,132	341,456,510	553,705,559
Liabilities
Payable for investments purchased	1,485	1,029,958	785,307	1,341,641
Payable for fund shares repurchased	4	140,556	128,689	112,608
Accrued offering expense	98,233	—	—	—
Payable to affiliates
Accounting and legal services fees	7	3,919	10,525	17,223
Transfer agent fees	8	1,783	7,684	14,272
Distribution and service fees	—	—	132	146
Trustees’ fees	2	95	258	424
Other liabilities and accrued expenses	37,113	52,279	59,017	60,120
Total liabilities	136,852	1,228,590	991,612	1,546,434
Net assets	$452,904	$129,734,542	$340,464,898	$552,159,125
Net assets consist of
Paid-in capital	$427,454	$107,065,218	$267,339,081	$427,238,489
Total distributable earnings (loss)	25,450	22,669,324	73,125,817	124,920,636
Net assets	$452,904	$129,734,542	$340,464,898	$552,159,125
Unaffiliated investments, at cost	$162,298	$41,192,054	$101,240,642	$160,303,034
Affiliated investments, at cost	325,974	67,099,793	168,614,863	270,411,941
Total investments, at cost	488,272	108,291,847	269,855,505	430,714,975
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$71,312	$17,662,007	$76,130,718	$143,954,087
Shares outstanding	6,198	1,110,478	4,237,952	8,759,820
Net asset value and redemption price per share	$11.51	$15.90	$17.96	$16.43
Class R4
Net assets	—	$79,574	$1,584,954	$1,754,724
Shares outstanding	—	5,000	88,211	106,975
Net asset value, offering price and redemption price per share	—	$15.91	$17.97	$16.40
Class R6
Net assets	$113,106	$24,366,357	$88,128,781	$130,554,109
Shares outstanding	9,816	1,531,273	4,899,931	7,947,411
Net asset value, offering price and redemption price per share	$11.52	$15.91	$17.99	$16.43
Class 1
Net assets	$268,486	$87,626,604	$174,620,445	$275,896,205
Shares outstanding	23,310	5,503,598	9,709,700	16,784,339
Net asset value, offering price and redemption price per share	$11.52	$15.92	$17.98	$16.44
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.12	$16.74	$18.91	$17.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued

	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$274,329,912	$337,825,491	$402,377,471	$459,348,716
Affiliated investments, at value	443,222,985	509,034,562	558,422,183	636,923,306
Total investments, at value	717,552,897	846,860,053	960,799,654	1,096,272,022
Dividends and interest receivable	165,953	264,069	474,297	769,866
Receivable for fund shares sold	1,117,799	686,306	1,257,275	1,140,558
Receivable for investments sold	—	1,449,109	—	—
Receivable for securities lending income	—	374	—	787
Receivable from affiliates	20,326	23,897	27,134	31,064
Other assets	38,709	40,598	42,357	45,878
Total assets	718,895,684	849,324,406	962,600,717	1,098,260,175
Liabilities
Payable for investments purchased	359,317	613,348	1,417,463	1,393,597
Payable for fund shares repurchased	892,315	2,273,384	341,849	1,012,997
Payable upon return of securities loaned	—	3,148,942	—	1,703,750
Payable to affiliates
Accounting and legal services fees	22,400	26,452	30,137	34,259
Transfer agent fees	19,490	23,152	24,252	28,861
Distribution and service fees	165	324	88	395
Trustees’ fees	550	650	740	841
Other liabilities and accrued expenses	60,919	61,290	62,017	62,644
Total liabilities	1,355,156	6,147,542	1,876,546	4,237,344
Net assets	$717,540,528	$843,176,864	$960,724,171	$1,094,022,831
Net assets consist of
Paid-in capital	$557,129,838	$663,056,286	$776,386,181	$912,835,008
Total distributable earnings (loss)	160,410,690	180,120,578	184,337,990	181,187,823
Net assets	$717,540,528	$843,176,864	$960,724,171	$1,094,022,831
Unaffiliated investments, at cost	$208,491,656	$265,311,047	$325,149,451	$383,584,638
Affiliated investments, at cost	351,050,371	405,857,752	453,072,221	526,155,796
Total investments, at cost	559,542,027	671,168,799	778,221,672	909,740,434
Securities loaned, at value	—	$2,887,946	—	$1,675,780
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$195,954,739	$231,481,704	$242,377,335	$288,903,463
Shares outstanding	11,793,400	14,476,465	15,834,239	20,134,514
Net asset value and redemption price per share	$16.62	$15.99	$15.31	$14.35
Class R4
Net assets	$1,819,946	$3,875,456	$1,058,574	$4,700,976
Shares outstanding	109,609	242,993	69,161	327,574
Net asset value, offering price and redemption price per share	$16.60	$15.95	$15.31	$14.35
Class R6
Net assets	$175,346,859	$193,348,287	$240,650,880	$260,602,556
Shares outstanding	10,558,632	12,075,110	15,707,405	18,146,395
Net asset value, offering price and redemption price per share	$16.61	$16.01	$15.32	$14.36
Class 1
Net assets	$344,418,984	$414,471,417	$476,637,382	$539,815,836
Shares outstanding	20,721,915	25,905,940	31,123,320	37,580,784
Net asset value, offering price and redemption price per share	$16.62	$16.00	$15.31	$14.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.49	$16.83	$16.12	$15.11

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	12

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued

	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$474,892,137	$357,704,976	$164,980,635	$52,951,929
Affiliated investments, at value	596,279,730	452,229,711	157,792,739	45,426,929
Total investments, at value	1,071,171,867	809,934,687	322,773,374	98,378,858
Dividends and interest receivable	974,517	923,766	433,927	146,744
Receivable for fund shares sold	7,030,789	1,923,362	36,542	7,405
Receivable for investments sold	876	576	560,785	62,945
Receivable for securities lending income	—	6,421	3,662	742
Receivable from affiliates	30,112	21,388	10,155	4,625
Other assets	46,747	45,210	25,814	20,580
Total assets	1,079,254,908	812,855,410	323,844,259	98,621,899
Liabilities
Due to custodian	—	—	—	18,614
Payable for investments purchased	7,022,845	2,638,094	372,296	109,486
Payable for fund shares repurchased	480,294	900,523	1,014,491	96,193
Payable upon return of securities loaned	—	43,492,050	256,000	—
Payable to affiliates
Accounting and legal services fees	33,416	24,157	10,311	3,137
Transfer agent fees	32,334	34,029	15,715	4,263
Distribution and service fees	524	170	112	8
Trustees’ fees	823	596	255	77
Other liabilities and accrued expenses	63,190	61,875	59,422	58,104
Total liabilities	7,633,426	47,151,494	1,728,602	289,882
Net assets	$1,071,621,482	$765,703,916	$322,115,657	$98,332,017
Net assets consist of
Paid-in capital	$929,711,836	$690,265,389	$296,874,710	$91,595,479
Total distributable earnings (loss)	141,909,646	75,438,527	25,240,947	6,736,538
Net assets	$1,071,621,482	$765,703,916	$322,115,657	$98,332,017
Unaffiliated investments, at cost	$415,682,180	$321,861,288	$149,765,004	$48,589,130
Affiliated investments, at cost	502,201,651	397,917,126	139,233,056	40,442,110
Total investments, at cost	917,883,831	719,778,414	288,998,060	89,031,240
Securities loaned, at value	—	$42,600,986	$252,620	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$326,959,057	$349,812,463	$159,805,869	$42,977,650
Shares outstanding	24,473,293	28,288,657	13,702,976	3,880,435
Net asset value and redemption price per share	$13.36	$12.37	$11.66	$11.08
Class R4
Net assets	$6,247,757	$2,019,167	$1,334,259	$22,759
Shares outstanding	467,866	163,388	114,558	2,057
Net asset value, offering price and redemption price per share	$13.35	$12.36	$11.65	$11.06
Class R6
Net assets	$269,880,364	$155,775,786	$65,763,899	$26,281,905
Shares outstanding	20,175,061	12,584,755	5,628,442	2,369,698
Net asset value, offering price and redemption price per share	$13.38	$12.38	$11.68	$11.09
Class 1
Net assets	$468,534,304	$258,096,500	$95,211,630	$29,049,703
Shares outstanding	35,054,246	20,875,142	8,160,262	2,620,625
Net asset value, offering price and redemption price per share	$13.37	$12.36	$11.67	$11.09
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.06	$13.02	$12.27	$11.66

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-25

Continued

2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$41,689,224
Affiliated investments, at value	41,740,738
Total investments, at value	83,429,962
Dividends and interest receivable	118,509
Receivable for fund shares sold	7,144
Receivable for investments sold	1,576,653
Receivable for securities lending income	1,079
Receivable from affiliates	4,096
Other assets	19,895
Total assets	85,157,338
Liabilities
Due to custodian	1,576,353
Payable for investments purchased	119,252
Payable for fund shares repurchased	6,783
Payable upon return of securities loaned	9,615,250
Payable to affiliates
Accounting and legal services fees	2,340
Transfer agent fees	2,191
Trustees’ fees	58
Other liabilities and accrued expenses	57,943
Total liabilities	11,380,170
Net assets	$73,777,168
Net assets consist of
Paid-in capital	$70,033,225
Total distributable earnings (loss)	3,743,943
Net assets	$73,777,168
Unaffiliated investments, at cost	$38,863,061
Affiliated investments, at cost	39,213,178
Total investments, at cost	78,076,239
Securities loaned, at value	$9,411,832
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$21,989,238
Shares outstanding	2,062,635
Net asset value and redemption price per share	$10.66
Class R4
Net assets	$52,310
Shares outstanding	4,908
Net asset value, offering price and redemption price per share	$10.66
Class R6
Net assets	$15,777,507
Shares outstanding	1,478,224
Net asset value, offering price and redemption price per share	$10.67
Class 1
Net assets	$35,958,113
Shares outstanding	3,372,525
Net asset value, offering price and redemption price per share	$10.66
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	14

STATEMENTS OF OPERATIONS For the year ended 8-31-25

	2070 Lifetime Blend Portfolio[1]	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$283	$1,002,151	$2,930,531	$5,039,557
Dividends from unaffiliated investments	167	599,924	1,749,664	2,990,201
Interest	—	35,775	117,267	209,992
Securities lending	—	55	2,428	5,117
Other income received from advisor	23	26,326	70,378	117,787
Total investment income	473	1,664,231	4,870,268	8,362,654
Expenses
Investment management fees	167	242,703	694,431	1,175,484
Distribution and service fees	76	70,587	254,049	470,863
Offering costs	35,301	—	—	—
Accounting and legal services fees	12	18,251	52,223	88,378
Transfer agent fees	25	14,514	69,564	134,789
Trustees’ fees	4	2,681	7,246	12,185
Custodian fees	10,004	27,751	27,751	27,751
State registration fees	844	52,164	59,385	64,961
Printing and postage	3,558	18,008	19,468	20,504
Professional fees	27,517	32,275	43,971	50,394
Other	2,979	14,522	20,330	25,403
Total expenses	80,487	493,456	1,248,418	2,070,712
Less expense reductions	(80,386)	(408,428)	(926,187)	(1,466,644)
Net expenses	101	85,028	322,231	604,068
Net investment income	372	1,579,203	4,548,037	7,758,586
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	304	971,385	3,309,504	6,430,390
Affiliated investments	45	311,918	888,508	1,707,642
Capital gain distributions received from unaffiliated investments	—	124,483	371,407	642,869
Capital gain distributions received from affiliated investments	—	606,033	1,756,194	3,021,907
	349	2,013,819	6,325,613	11,802,808
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	9,894	3,627,516	9,120,466	14,082,219
Affiliated investments	14,835	7,300,394	19,578,379	32,069,068
	24,729	10,927,910	28,698,845	46,151,287
Net realized and unrealized gain	25,078	12,941,729	35,024,458	57,954,095
Increase in net assets from operations	$25,450	$14,520,932	$39,572,495	$65,712,681

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.
15	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-25

Continued

	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$6,494,084	$8,039,531	$10,245,457	$13,566,725
Dividends from unaffiliated investments	3,849,399	5,251,499	7,017,218	8,970,408
Interest	270,420	508,031	761,682	1,097,603
Securities lending	1,772	—	11,325	8,461
Other income received from advisor	151,399	148,240	88,251	88,408
Total investment income	10,767,074	13,947,301	18,123,933	23,731,605
Expenses
Investment management fees	1,517,438	1,885,287	2,355,924	2,875,648
Distribution and service fees	632,036	767,069	799,347	959,673
Accounting and legal services fees	114,043	135,712	155,128	178,348
Transfer agent fees	186,086	223,118	230,664	275,196
Trustees’ fees	15,605	18,526	21,143	24,212
Custodian fees	27,751	27,751	27,751	27,751
State registration fees	68,001	67,645	69,283	69,503
Printing and postage	21,204	21,388	21,577	21,986
Professional fees	55,214	59,105	62,656	67,208
Other	29,748	35,080	34,346	40,863
Total expenses	2,667,126	3,240,681	3,777,819	4,540,388
Less expense reductions	(1,850,925)	(2,254,229)	(2,748,790)	(3,309,977)
Net expenses	816,201	986,452	1,029,029	1,230,411
Net investment income	9,950,873	12,960,849	17,094,904	22,501,194
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,669,364	10,136,056	8,427,923	6,890,160
Affiliated investments	1,838,793	2,639,230	3,482,377	3,155,504
Capital gain distributions received from unaffiliated investments	826,101	893,510	885,048	852,587
Capital gain distributions received from affiliated investments	3,860,415	4,433,529	4,395,485	4,584,128
	15,194,673	18,102,325	17,190,833	15,482,379
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	18,074,896	17,555,907	18,796,127	16,648,046
Affiliated investments	41,979,070	45,913,987	47,038,462	48,956,261
	60,053,966	63,469,894	65,834,589	65,604,307
Net realized and unrealized gain	75,248,639	81,572,219	83,025,422	81,086,686
Increase in net assets from operations	$85,199,512	$94,533,068	$100,120,326	$103,587,880
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	16

STATEMENTS OF OPERATIONS For the year ended 8-31-25

Continued
	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$14,098,586	$11,196,897	$4,880,778	$1,508,377
Dividends from unaffiliated investments	10,905,982	9,537,300	4,882,484	1,618,302
Interest	1,838,097	1,718,954	928,199	328,907
Securities lending	41,688	50,776	24,987	5,118
Total investment income	26,884,353	22,503,927	10,716,448	3,460,704
Expenses
Investment management fees	3,024,675	2,431,073	1,166,604	369,422
Distribution and service fees	1,020,436	982,679	480,318	127,105
Accounting and legal services fees	175,992	128,439	57,027	17,292
Transfer agent fees	307,676	326,930	164,165	43,765
Trustees’ fees	23,977	17,618	8,109	2,695
Custodian fees	29,251	29,251	29,251	29,251
State registration fees	70,453	72,335	61,045	50,553
Printing and postage	22,623	22,368	19,677	18,050
Professional fees	66,755	58,438	45,383	37,856
Other	39,703	35,539	28,117	18,240
Total expenses	4,781,541	4,104,670	2,059,696	714,229
Less expense reductions	(3,415,121)	(2,536,722)	(1,198,402)	(459,043)
Net expenses	1,366,420	1,567,948	861,294	255,186
Net investment income	25,517,933	20,935,979	9,855,154	3,205,518
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,998,288	2,960,318	1,950,467	335,118
Affiliated investments	3,904,968	3,342,089	1,721,730	657,423
Capital gain distributions received from unaffiliated investments	666,751	358,501	120,041	24,640
Capital gain distributions received from affiliated investments	4,091,743	2,296,879	865,278	242,022
	12,661,750	8,957,787	4,657,516	1,259,203
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,800,381	4,969,051	1,816,153	823,971
Affiliated investments	39,469,038	21,224,914	6,328,744	1,247,919
	51,269,419	26,193,965	8,144,897	2,071,890
Net realized and unrealized gain	63,931,169	35,151,752	12,802,413	3,331,093
Increase in net assets from operations	$89,449,102	$56,087,731	$22,657,567	$6,536,611
17	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-25

Continued
2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$1,149,072
Dividends from unaffiliated investments	1,324,664
Interest	286,728
Securities lending	6,773
Total investment income	2,767,237
Expenses
Investment management fees	293,100
Distribution and service fees	77,188
Accounting and legal services fees	13,106
Transfer agent fees	23,284
Trustees’ fees	2,137
Custodian fees	29,251
State registration fees	49,376
Printing and postage	17,701
Professional fees	37,054
Other	17,252
Total expenses	559,449
Less expense reductions	(387,401)
Net expenses	172,048
Net investment income	2,595,189
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	469,549
Affiliated investments	573,027
Capital gain distributions received from unaffiliated investments	9,904
Capital gain distributions received from affiliated investments	138,466
1,190,946
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	348,613
Affiliated investments	437,069
785,682
Net realized and unrealized gain	1,976,628
Increase in net assets from operations	$4,571,817
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	18

STATEMENTS OF CHANGES IN NET ASSETS

	2070 Lifetime Blend Portfolio	2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio
	Period ended 8-31-25[1]	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$372	$1,579,203	$1,072,431	$4,548,037	$3,775,408
Net realized gain	349	2,013,819	1,766,069	6,325,613	691,593
Change in net unrealized appreciation (depreciation)	24,729	10,927,910	8,998,630	28,698,845	36,072,140
Increase in net assets resulting from operations	25,450	14,520,932	11,837,130	39,572,495	40,539,141
Distributions to shareholders
From earnings
Class A	—	(322,842)	(73,989)	(722,074)	(526,226)
Class R4	—	(2,521)	(1,200)	(20,013)	(18,443)
Class R6	—	(573,144)	(140,430)	(1,105,345)	(927,334)
Class 1	—	(2,251,407)	(812,912)	(2,428,948)	(2,315,913)
Total distributions	—	(3,149,914)	(1,028,531)	(4,276,380)	(3,787,916)
Portfolio share transactions
From portfolio share transactions	427,454	43,287,428	21,628,460	60,315,690	40,154,814
Total increase	452,904	54,658,446	32,437,059	95,611,805	76,906,039
Net assets
Beginning of period	—	75,076,096	42,639,037	244,853,093	167,947,054
End of period	$452,904	$129,734,542	$75,076,096	$340,464,898	$244,853,093

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.
19	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	2055 Lifetime Blend Portfolio		2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,758,586	$6,746,141	$9,950,873	$8,779,479	$12,960,849	$11,530,865
Net realized gain	11,802,808	2,041,825	15,194,673	2,269,107	18,102,325	2,862,492
Change in net unrealized appreciation (depreciation)	46,151,287	63,790,348	60,053,966	83,085,332	63,469,894	96,969,050
Increase in net assets resulting from operations	65,712,681	72,578,314	85,199,512	94,133,918	94,533,068	111,362,407
Distributions to shareholders
From earnings
Class A	(1,439,212)	(1,105,936)	(2,021,231)	(1,634,182)	(2,624,213)	(2,043,737)
Class R4	(22,761)	(25,746)	(30,791)	(28,364)	(59,438)	(59,673)
Class R6	(1,825,061)	(1,571,578)	(2,411,641)	(2,149,020)	(2,828,507)	(2,662,287)
Class 1	(4,119,401)	(4,123,567)	(4,992,060)	(5,134,331)	(6,522,515)	(6,708,768)
Total distributions	(7,406,435)	(6,826,827)	(9,455,723)	(8,945,897)	(12,034,673)	(11,474,465)
Portfolio share transactions
From portfolio share transactions	62,716,516	62,295,789	89,849,859	67,611,458	92,640,585	64,469,287
Total increase	121,022,762	128,047,276	165,593,648	152,799,479	175,138,980	164,357,229
Net assets
Beginning of period	431,136,363	303,089,087	551,946,880	399,147,401	668,037,884	503,680,655
End of period	$552,159,125	$431,136,363	$717,540,528	$551,946,880	$843,176,864	$668,037,884
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	20

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2040 Lifetime Blend Portfolio		2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$17,094,904	$14,256,689	$22,501,194	$18,951,041	$25,517,933	$21,301,363
Net realized gain (loss)	17,190,833	(588,372)	15,482,379	(6,530,950)	12,661,750	(12,703,301)
Change in net unrealized appreciation (depreciation)	65,834,589	107,142,360	65,604,307	120,306,861	51,269,419	112,972,155
Increase in net assets resulting from operations	100,120,326	120,810,677	103,587,880	132,726,952	89,449,102	121,570,217
Distributions to shareholders
From earnings
Class A	(3,089,496)	(2,150,073)	(4,110,396)	(2,785,886)	(5,307,296)	(3,329,351)
Class R4	(19,284)	(16,055)	(91,652)	(86,043)	(138,943)	(142,833)
Class R6	(4,106,418)	(3,198,210)	(4,885,424)	(4,160,843)	(6,165,459)	(4,834,947)
Class 1	(8,419,465)	(7,818,338)	(10,908,152)	(10,311,659)	(10,952,085)	(10,594,643)
Total distributions	(15,634,663)	(13,182,676)	(19,995,624)	(17,344,431)	(22,563,783)	(18,901,774)
Portfolio share transactions
From portfolio share transactions	111,328,481	98,819,991	118,524,054	100,373,945	120,524,148	98,403,490
Total increase	195,814,144	206,447,992	202,116,310	215,756,466	187,409,467	201,071,933
Net assets
Beginning of period	764,910,027	558,462,035	891,906,521	676,150,055	884,212,015	683,140,082
End of period	$960,724,171	$764,910,027	$1,094,022,831	$891,906,521	$1,071,621,482	$884,212,015
21	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2025 Lifetime Blend Portfolio		2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio
	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$20,935,979	$18,222,974	$9,855,154	$8,926,329	$3,205,518	$2,891,936
Net realized gain (loss)	8,957,787	(12,647,186)	4,657,516	(7,831,770)	1,259,203	(1,951,107)
Change in net unrealized appreciation (depreciation)	26,193,965	77,632,465	8,144,897	34,110,772	2,071,890	9,370,860
Increase in net assets resulting from operations	56,087,731	83,208,253	22,657,567	35,205,331	6,536,611	10,311,689
Distributions to shareholders
From earnings
Class A	(6,605,947)	(4,352,731)	(3,783,401)	(2,768,280)	(1,069,670)	(774,011)
Class R4	(55,654)	(63,530)	(37,478)	(48,230)	(3,008)	(3,550)
Class R6	(4,098,927)	(3,799,374)	(1,889,848)	(1,690,073)	(934,157)	(710,321)
Class 1	(7,703,633)	(8,178,918)	(3,257,478)	(3,627,841)	(930,676)	(1,061,995)
Total distributions	(18,464,161)	(16,394,553)	(8,968,205)	(8,134,424)	(2,937,511)	(2,549,877)
Portfolio share transactions
From portfolio share transactions	72,014,481	37,154,626	11,809,589	(175,363)	5,722,758	2,773,124
Total increase	109,638,051	103,968,326	25,498,951	26,895,544	9,321,858	10,534,936
Net assets
Beginning of period	656,065,865	552,097,539	296,616,706	269,721,162	89,010,159	78,475,223
End of period	$765,703,916	$656,065,865	$322,115,657	$296,616,706	$98,332,017	$89,010,159
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	22

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2010 Lifetime Blend Portfolio
	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,595,189	$2,237,667
Net realized gain (loss)	1,190,946	(997,432)
Change in net unrealized appreciation (depreciation)	785,682	5,734,154
Increase in net assets resulting from operations	4,571,817	6,974,389
Distributions to shareholders
From earnings
Class A	(609,344)	(342,535)
Class R4	(1,682)	(3,031)
Class R6	(519,979)	(346,128)
Class 1	(1,192,319)	(1,192,562)
Total distributions	(2,323,324)	(1,884,256)
Portfolio share transactions
From portfolio share transactions	4,496,234	2,655,919
Total increase	6,744,727	7,746,052
Net assets
Beginning of period	67,032,441	59,286,389
End of period	$73,777,168	$67,032,441
23	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
2070 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2070 Lifetime Blend Portfolio
Class A
08-31-2025[5]	10.00	0.01[6]	1.50	1.51	—	—	—	11.51	15.10[7,8]	93.47[9]	0.41[10]	0.30[6,10]	71	20
Class R6
08-31-2025[5]	10.00	0.03[6]	1.49	1.52	—	—	—	11.52	15.20[7]	93.06[9]	0.01[10]	0.70[6,10]	113	20
Class 1
08-31-2025[5]	10.00	0.03[6]	1.49	1.52	—	—	—	11.52	15.20[7]	93.10[9]	0.05[10]	0.64[6,10]	268	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 4-24-25 (commencement of operations) to 8-31-25.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.03% for for the period ended 8-31-25.
[7] Not annualized.
[8] Does not reflect the effect of sales charges, if any.
[9] Annualized. Certain expenses are presented unannualized.
[10] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	24

Financial highlights continued
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
08-31-2025	14.44	0.18[5]	1.74	1.92	(0.18)	(0.28)	(0.46)	15.90	13.73[6]	0.83	0.41	1.20[5]	17,662	14
08-31-2024	12.15	0.18[5]	2.33	2.51	(0.22)	—	(0.22)	14.44	20.92[6]	0.98	0.42	1.35[5]	8,331	41
08-31-2023	11.15	0.13	1.00	1.13	(0.13)	—	(0.13)	12.15	10.32[6]	1.22	0.42	1.16	3,032	12
08-31-2022	13.52	0.07[5]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[6]	1.66	0.42	0.61[5]	1,417	89
08-31-2021[7]	12.85	—[5,8]	0.67	0.67	—	—	—	13.52	5.21[6,9]	8.46[10]	0.41[10]	0.06[5,10]	225	19[11]
Class R4
08-31-2025	14.45	0.24[5]	1.72	1.96	(0.22)	(0.28)	(0.50)	15.91	14.03	0.67	0.16	1.65[5]	80	14
08-31-2024	12.15	0.20[5]	2.34	2.54	(0.24)	—	(0.24)	14.45	21.18	0.86	0.20	1.59[5]	72	41
08-31-2023	11.15	0.16	0.99	1.15	(0.15)	—	(0.15)	12.15	10.52	1.15	0.25	1.41	476	12
08-31-2022	13.51	0.15[5]	(2.21)	(2.06)	(0.14)	(0.16)	(0.30)	11.15	(15.66)	1.57	0.23	1.26[5]	292	89
08-31-2021[12]	10.00	0.11[5]	3.50	3.61	(0.10)	—	(0.10)	13.51	36.28[9]	8.34[10]	0.19[10]	0.99[5,10]	204	19
Class R6
08-31-2025	14.45	0.25[5]	1.73	1.98	(0.24)	(0.28)	(0.52)	15.91	14.17	0.42	0.01	1.70[5]	24,366	14
08-31-2024	12.15	0.24[5]	2.33	2.57	(0.27)	—	(0.27)	14.45	21.46	0.57	0.01	1.82[5]	10,961	41
08-31-2023	11.15	0.12	1.06	1.18	(0.18)	—	(0.18)	12.15	10.78	0.82	0.01	1.01	4,303	12
08-31-2022	13.52	0.19[5]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61[5]	410	89
08-31-2021[12]	10.00	0.17[5]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[9]	8.06[10]	0.01[10]	1.52[5,10]	68	19
Class 1
08-31-2025	14.46	0.24[5]	1.74	1.98	(0.24)	(0.28)	(0.52)	15.92	14.12	0.47	0.05	1.66[5]	87,627	14
08-31-2024	12.16	0.26[5]	2.30	2.56	(0.26)	—	(0.26)	14.46	21.39	0.61	0.05	1.97[5]	55,712	41
08-31-2023	11.16	0.18	0.99	1.17	(0.17)	—	(0.17)	12.16	10.72	0.86	0.06	1.55	34,828	12
08-31-2022	13.52	0.16[5]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34[5]	15,871	89
08-31-2021[12]	10.00	0.07[5]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[9]	8.10[10]	0.05[10]	0.58[5,10]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-25, 8-31-24, 8-31-22 and 8-31-21 and 0.03%, 0.01%, 0.01% and less than 0.005% for the periods ended 8-31-25, 8-31-24, 8-31-22 and 8-31-21, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
[11] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[12] Period from 9-23-20 (commencement of operations) to 8-31-21.
25	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
08-31-2025	16.02	0.22[5]	1.94	2.16	(0.22)	—	(0.22)	17.96	13.63[6]	0.74	0.41	1.31[5]	76,131	14
08-31-2024	13.48	0.21[5]	2.58	2.79	(0.25)	—	(0.25)	16.02	20.96[6]	0.79	0.42	1.43[5]	45,957	21
08-31-2023	12.97	0.16	1.09	1.25	(0.16)	(0.58)	(0.74)	13.48	10.37[6]	0.82	0.42	1.23	23,628	25
08-31-2022	16.14	0.13[5]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[6]	0.84	0.42	0.94[5]	10,978	81
08-31-2021[7]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[6,8]	0.88[9]	0.41[9]	(0.24)[9]	1,905	15[10]
Class R4
08-31-2025	16.02	0.25[5]	1.94	2.19	(0.24)	—	(0.24)	17.97	13.87	0.69	0.26	1.52[5]	1,585	14
08-31-2024	13.48	0.23[5]	2.58	2.81	(0.27)	—	(0.27)	16.02	21.14	0.73	0.25	1.58[5]	1,337	21
08-31-2023	12.97	0.19	1.08	1.27	(0.18)	(0.58)	(0.76)	13.48	10.55	0.76	0.27	1.46	3,050	25
08-31-2022	16.14	0.19[5]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31[5]	2,006	81
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
Class R6
08-31-2025	16.03	0.28[5]	1.96	2.24	(0.28)	—	(0.28)	17.99	14.19	0.34	0.01	1.69[5]	88,129	14
08-31-2024	13.49	0.27[5]	2.57	2.84	(0.30)	—	(0.30)	16.03	21.40	0.38	0.01	1.86[5]	62,824	21
08-31-2023	12.98	0.25	1.06	1.31	(0.22)	(0.58)	(0.80)	13.49	10.84	0.42	0.02	1.98	33,344	25
08-31-2022	16.16	0.22[5]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50[5]	32,711	81
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
Class 1
08-31-2025	16.03	0.28[5]	1.94	2.22	(0.27)	—	(0.27)	17.98	14.09	0.38	0.05	1.72[5]	174,620	14
08-31-2024	13.49	0.29[5]	2.55	2.84	(0.30)	—	(0.30)	16.03	21.35	0.43	0.05	2.03[5]	134,735	21
08-31-2023	12.98	0.21	1.09	1.30	(0.21)	(0.58)	(0.79)	13.49	10.78	0.46	0.06	1.65	107,925	25
08-31-2022	16.15	0.22[5]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52[5]	71,791	81
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-25, 8-31-24 and 8-31-22, and 0.03%, less than 0.005% and 0.01% for the periods ended 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	26

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
08-31-2025	14.65	0.20[5]	1.78	1.98	(0.20)	—	(0.20)	16.43	13.69[6]	0.72	0.41	1.32[5]	143,954	14
08-31-2024	12.33	0.19[5]	2.36	2.55	(0.23)	—	(0.23)	14.65	20.92[6]	0.76	0.42	1.45[5]	92,965	21
08-31-2023	12.04	0.14	0.99	1.13	(0.15)	(0.69)	(0.84)	12.33	10.29[6]	0.77	0.43	1.22	50,736	29
08-31-2022	15.05	0.13[5]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[6]	0.76	0.42	1.00[5]	23,337	79
08-31-2021[7]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[6,8]	0.76[9]	0.41[9]	(0.27)[9]	4,336	15[10]
Class R4
08-31-2025	14.63	0.23[5]	1.76	1.99	(0.22)	—	(0.22)	16.40	13.81	0.66	0.26	1.50[5]	1,755	14
08-31-2024	12.31	0.21[5]	2.36	2.57	(0.25)	—	(0.25)	14.63	21.13	0.69	0.25	1.61[5]	1,626	21
08-31-2023	12.01	0.18	0.98	1.16	(0.17)	(0.69)	(0.86)	12.31	10.57	0.72	0.27	1.51	5,677	29
08-31-2022	15.03	0.18[5]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36[5]	4,586	79
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
Class R6
08-31-2025	14.65	0.26[5]	1.78	2.04	(0.26)	—	(0.26)	16.43	14.14	0.31	0.01	1.74[5]	130,554	14
08-31-2024	12.32	0.25[5]	2.36	2.61	(0.28)	—	(0.28)	14.65	21.47	0.35	0.01	1.87[5]	103,401	21
08-31-2023	12.03	0.25	0.93	1.18	(0.20)	(0.69)	(0.89)	12.32	10.77	0.37	0.02	2.09	53,947	29
08-31-2022	15.05	0.21[5]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56[5]	69,354	79
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
Class 1
08-31-2025	14.66	0.26[5]	1.77	2.03	(0.25)	—	(0.25)	16.44	14.08	0.36	0.05	1.74[5]	275,896	14
08-31-2024	12.33	0.27[5]	2.33	2.60	(0.27)	—	(0.27)	14.66	21.41	0.39	0.05	2.04[5]	233,144	21
08-31-2023	12.04	0.20	0.98	1.18	(0.20)	(0.69)	(0.89)	12.33	10.70	0.41	0.06	1.69	192,729	29
08-31-2022	15.06	0.21[5]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54[5]	140,924	79
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-25, 8-31-24 and 8-31-22 and 0.02%, less than 0.005% and 0.01% for the periods ended 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
27	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
08-31-2025	14.82	0.20[5]	1.80	2.00	(0.20)	—	(0.20)	16.62	13.68[6]	0.72	0.41	1.34[5]	195,955	14
08-31-2024	12.48	0.20[5]	2.37	2.57	(0.23)	—	(0.23)	14.82	20.87[6]	0.75	0.42	1.48[5]	134,576	20
08-31-2023	12.11	0.15	1.01	1.16	(0.16)	(0.63)	(0.79)	12.48	10.40[6]	0.76	0.43	1.28	75,211	32
08-31-2022	15.16	0.12[5]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[6]	0.75	0.42	0.91[5]	37,655	80
08-31-2021[7]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[6,8]	0.74[9]	0.41[9]	(0.28)[9]	4,180	17[10]
Class R4
08-31-2025	14.81	0.25[5]	1.77	2.02	(0.23)	—	(0.23)	16.60	13.80	0.66	0.26	1.64[5]	1,820	14
08-31-2024	12.46	0.20[5]	2.40	2.60	(0.25)	—	(0.25)	14.81	21.16	0.68	0.25	1.54[5]	1,965	20
08-31-2023	12.10	0.18	0.99	1.17	(0.18)	(0.63)	(0.81)	12.46	10.49	0.70	0.27	1.53	7,787	32
08-31-2022	15.14	0.19[5]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36[5]	6,648	80
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
Class R6
08-31-2025	14.81	0.27[5]	1.79	2.06	(0.26)	—	(0.26)	16.61	14.14	0.31	0.01	1.74[5]	175,347	14
08-31-2024	12.46	0.25[5]	2.38	2.63	(0.28)	—	(0.28)	14.81	21.44	0.34	0.01	1.85[5]	135,311	20
08-31-2023	12.11	0.25	0.94	1.19	(0.21)	(0.63)	(0.84)	12.46	10.71	0.35	0.02	2.11	74,465	32
08-31-2022	15.15	0.21[5]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57[5]	103,056	80
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
Class 1
08-31-2025	14.82	0.26[5]	1.80	2.06	(0.26)	—	(0.26)	16.62	14.09	0.35	0.05	1.72[5]	344,419	14
08-31-2024	12.48	0.27[5]	2.35	2.62	(0.28)	—	(0.28)	14.82	21.28	0.38	0.05	2.06[5]	280,095	20
08-31-2023	12.11	0.20	1.00	1.20	(0.20)	(0.63)	(0.83)	12.48	10.82	0.40	0.06	1.69	241,685	32
08-31-2022	15.16	0.21[5]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53[5]	176,669	80
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-25, 8-31-24 and 8-31-22 and 0.02%, less than 0.005% and 0.01% for the periods ended 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	28

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
08-31-2025	14.39	0.22[5]	1.59	1.81	(0.21)	—	(0.21)	15.99	12.76[6]	0.72	0.41	1.49[5]	231,482	16
08-31-2024	12.19	0.21[5]	2.23	2.44	(0.24)	—	(0.24)	14.39	20.23[6]	0.75	0.42	1.61[5]	159,734	22
08-31-2023	11.94	0.15	0.93	1.08	(0.16)	(0.67)	(0.83)	12.19	9.92[6]	0.76	0.43	1.32	94,673	29
08-31-2022	14.96	0.12[5]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[6]	0.74	0.42	0.94[5]	44,758	80
08-31-2021[7]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[6,8]	0.72[9]	0.41[9]	(0.28)[9]	7,583	18[10]
Class R4
08-31-2025	14.35	0.25[5]	1.58	1.83	(0.23)	—	(0.23)	15.95	12.97	0.67	0.26	1.69[5]	3,875	16
08-31-2024	12.16	0.23[5]	2.21	2.44	(0.25)	—	(0.25)	14.35	20.38	0.68	0.25	1.76[5]	3,739	22
08-31-2023	11.91	0.19	0.91	1.10	(0.18)	(0.67)	(0.85)	12.16	10.11	0.70	0.27	1.59	7,909	29
08-31-2022	14.93	0.19[5]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38[5]	6,716	80
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
Class R6
08-31-2025	14.41	0.28[5]	1.59	1.87	(0.27)	—	(0.27)	16.01	13.19	0.31	0.01	1.89[5]	193,348	16
08-31-2024	12.20	0.26[5]	2.23	2.49	(0.28)	—	(0.28)	14.41	20.75	0.34	0.01	2.01[5]	151,805	22
08-31-2023	11.95	0.25	0.88	1.13	(0.21)	(0.67)	(0.88)	12.20	10.38	0.35	0.02	2.13	90,644	29
08-31-2022	14.97	0.22[5]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60[5]	122,435	80
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
Class 1
08-31-2025	14.40	0.28[5]	1.58	1.86	(0.26)	—	(0.26)	16.00	13.16	0.36	0.05	1.88[5]	414,471	16
08-31-2024	12.19	0.28[5]	2.21	2.49	(0.28)	—	(0.28)	14.40	20.73	0.38	0.05	2.20[5]	352,759	22
08-31-2023	11.94	0.21	0.92	1.13	(0.21)	(0.67)	(0.88)	12.19	10.33	0.39	0.06	1.75	310,455	29
08-31-2022	14.96	0.21[5]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56[5]	235,373	80
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-25, 8-31-24 and 8-31-22 and 0.02%, 0.01% and 0.01% for the periods ended 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
29	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
08-31-2025	13.95	0.25[5]	1.35	1.60	(0.24)	—	(0.24)	15.31	11.64[6]	0.74	0.41	1.75[5]	242,377	16
08-31-2024	11.93	0.23	2.03	2.26	(0.24)	—	(0.24)	13.95	19.14[6]	0.76	0.43	1.83	162,995	24
08-31-2023	11.77	0.17	0.77	0.94	(0.16)	(0.62)	(0.78)	11.93	8.72[6]	0.78	0.45	1.50	97,674	23
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[6]	0.76	0.43	1.11	48,066	75
08-31-2021[7]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[6,8]	0.74[9]	0.41[9]	(0.21)[9]	7,706	20[10]
Class R4
08-31-2025	13.95	0.29[5]	1.33	1.62	(0.26)	—	(0.26)	15.31	11.81	0.69	0.26	2.04[5]	1,059	16
08-31-2024	11.93	0.24	2.03	2.27	(0.25)	—	(0.25)	13.95	19.32	0.70	0.26	1.91	988	24
08-31-2023	11.77	0.20	0.76	0.96	(0.18)	(0.62)	(0.80)	11.93	8.88	0.72	0.29	1.76	7,572	23
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
Class R6
08-31-2025	13.96	0.31[5]	1.34	1.65	(0.29)	—	(0.29)	15.32	12.08	0.34	0.01	2.16[5]	240,651	16
08-31-2024	11.94	0.27	2.03	2.30	(0.28)	—	(0.28)	13.96	19.58	0.35	0.02	2.15	200,564	24
08-31-2023	11.78	0.25	0.74	0.99	(0.21)	(0.62)	(0.83)	11.94	9.18	0.37	0.04	2.13	111,762	23
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
Class 1
08-31-2025	13.95	0.30[5]	1.35	1.65	(0.29)	—	(0.29)	15.31	12.04	0.38	0.05	2.14[5]	476,637	16
08-31-2024	11.93	0.30	2.00	2.30	(0.28)	—	(0.28)	13.95	19.55	0.40	0.06	2.35	400,363	24
08-31-2023	11.78	0.22	0.75	0.97	(0.20)	(0.62)	(0.82)	11.93	9.04	0.41	0.08	1.93	341,454	23
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the period ended 8-31-25.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	30

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
08-31-2025	13.25	0.27[5]	1.08	1.35	(0.25)	—	(0.25)	14.35	10.42[6]	0.76	0.41	2.03[5]	288,903	15
08-31-2024	11.50	0.25	1.75	2.00	(0.25)	—	(0.25)	13.25	17.64[6]	0.78	0.44	2.08	191,546	31
08-31-2023	11.45	0.19	0.60	0.79	(0.18)	(0.56)	(0.74)	11.50	7.55[6]	0.79	0.47	1.71	113,951	19
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[6]	0.78	0.45	1.22	56,843	69
08-31-2021[7]	13.64	—[8]	0.62	0.62	—	—	—	14.26	4.55[6,9]	0.75[10]	0.43[10]	(0.09)[10]	7,671	24[11]
Class R4
08-31-2025	13.25	0.30[5]	1.07	1.37	(0.27)	—	(0.27)	14.35	10.60	0.70	0.26	2.26[5]	4,701	15
08-31-2024	11.49	0.28	1.75	2.03	(0.27)	—	(0.27)	13.25	17.92	0.72	0.28	2.30	4,687	31
08-31-2023	11.45	0.22	0.58	0.80	(0.20)	(0.56)	(0.76)	11.49	7.61	0.73	0.31	1.94	11,484	19
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
Class R6
08-31-2025	13.26	0.33[5]	1.08	1.41	(0.31)	—	(0.31)	14.36	10.86	0.35	0.01	2.46[5]	260,603	15
08-31-2024	11.50	0.30	1.76	2.06	(0.30)	—	(0.30)	13.26	18.18	0.37	0.03	2.49	214,657	31
08-31-2023	11.46	0.25	0.58	0.83	(0.23)	(0.56)	(0.79)	11.50	7.90	0.38	0.06	2.23	136,676	19
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
Class 1
08-31-2025	13.26	0.33[5]	1.07	1.40	(0.30)	—	(0.30)	14.36	10.81	0.40	0.05	2.45[5]	539,816	15
08-31-2024	11.51	0.31	1.73	2.04	(0.29)	—	(0.29)	13.26	18.03	0.41	0.07	2.61	481,016	31
08-31-2023	11.46	0.24	0.59	0.83	(0.22)	(0.56)	(0.78)	11.51	7.94	0.43	0.10	2.14	414,039	19
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the period ended 8-31-25.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
31	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
08-31-2025	12.51	0.30	0.83	1.13	(0.28)	—	(0.28)	13.36	9.21[5]	0.78	0.42	2.39	326,959	17
08-31-2024	11.04	0.27	1.46	1.73	(0.26)	—	(0.26)	12.51	15.93[5]	0.80	0.46	2.39	213,958	37
08-31-2023	11.15	0.21	0.43	0.64	(0.20)	(0.55)	(0.75)	11.04	6.32[5]	0.82	0.49	1.95	125,637	16
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[5]	0.80	0.47	1.58	67,199	69
08-31-2021[6]	13.26	—[7]	0.55	0.55	—	—	—	13.81	4.15[5,8]	0.77[9]	0.46[9]	0.12[9]	9,031	31[10]
Class R4
08-31-2025	12.51	0.33	0.81	1.14	(0.30)	—	(0.30)	13.35	9.31	0.72	0.26	2.60	6,248	17
08-31-2024	11.03	0.31	1.45	1.76	(0.28)	—	(0.28)	12.51	16.21	0.74	0.30	2.70	6,230	37
08-31-2023	11.15	0.24	0.41	0.65	(0.22)	(0.55)	(0.77)	11.03	6.37	0.76	0.33	2.21	12,187	16
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
Class R6
08-31-2025	12.53	0.36	0.82	1.18	(0.33)	—	(0.33)	13.38	9.64	0.37	0.01	2.85	269,880	17
08-31-2024	11.05	0.32	1.47	1.79	(0.31)	—	(0.31)	12.53	16.45	0.39	0.05	2.80	235,274	37
08-31-2023	11.16	0.26	0.42	0.68	(0.24)	(0.55)	(0.79)	11.05	6.76	0.41	0.08	2.40	155,732	16
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
Class 1
08-31-2025	12.52	0.35	0.82	1.17	(0.32)	—	(0.32)	13.37	9.60	0.42	0.05	2.81	468,534	17
08-31-2024	11.04	0.33	1.45	1.78	(0.30)	—	(0.30)	12.52	16.43	0.44	0.09	2.90	428,750	37
08-31-2023	11.16	0.26	0.41	0.67	(0.24)	(0.55)	(0.79)	11.04	6.62	0.45	0.13	2.41	389,584	16
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Less than $0.005 per share.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	32

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
08-31-2025	11.77	0.33	0.57	0.90	(0.30)	—	(0.30)	12.37	7.87[5]	0.82	0.45	2.78	349,812	22
08-31-2024	10.57	0.30	1.18	1.48	(0.28)	—	(0.28)	11.77	14.25[5]	0.85	0.51	2.73	236,640	49
08-31-2023	10.67	0.23	0.27	0.50	(0.22)	(0.38)	(0.60)	10.57	5.05[5]	0.86	0.54	2.26	150,550	21
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[5]	0.84	0.51	1.88	85,495	59
08-31-2021[6]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[5,7]	0.81[8]	0.49[8]	0.45[8]	12,112	41[9]
Class R4
08-31-2025	11.76	0.35	0.57	0.92	(0.32)	—	(0.32)	12.36	8.04	0.76	0.29	3.00	2,019	22
08-31-2024	10.57	0.33	1.16	1.49	(0.30)	—	(0.30)	11.76	14.33	0.79	0.35	3.08	2,187	49
08-31-2023	10.66	0.26	0.26	0.52	(0.23)	(0.38)	(0.61)	10.57	5.32	0.80	0.38	2.49	6,192	21
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
Class R6
08-31-2025	11.78	0.38	0.57	0.95	(0.35)	—	(0.35)	12.38	8.30	0.41	0.04	3.23	155,776	22
08-31-2024	10.58	0.34	1.19	1.53	(0.33)	—	(0.33)	11.78	14.68	0.44	0.10	3.15	149,300	49
08-31-2023	10.68	0.28	0.26	0.54	(0.26)	(0.38)	(0.64)	10.58	5.50	0.45	0.13	2.70	117,356	21
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
Class 1
08-31-2025	11.77	0.38	0.55	0.93	(0.34)	—	(0.34)	12.36	8.17	0.46	0.09	3.22	258,097	22
08-31-2024	10.57	0.35	1.17	1.52	(0.32)	—	(0.32)	11.77	14.65	0.48	0.14	3.25	267,940	49
08-31-2023	10.67	0.28	0.25	0.53	(0.25)	(0.38)	(0.63)	10.57	5.45	0.49	0.17	2.69	278,000	21
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
33	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
08-31-2025	11.18	0.33	0.46	0.79	(0.31)	—	(0.31)	11.66	7.26[5]	0.88	0.48	3.01	159,806	28
08-31-2024	10.15	0.31	1.01	1.32	(0.29)	—	(0.29)	11.18	13.23[5]	0.92	0.55	2.96	124,547	59
08-31-2023	10.19	0.25	0.18	0.43	(0.23)	(0.24)	(0.47)	10.15	4.52[5]	0.93	0.59	2.49	92,504	23
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[5]	0.94	0.57	2.16	58,199	54
08-31-2021[6]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[5,7]	0.91[8]	0.55[8]	0.56[8]	8,174	48[9]
Class R4
08-31-2025	11.16	0.35	0.46	0.81	(0.32)	—	(0.32)	11.65	7.54	0.82	0.32	3.18	1,334	28
08-31-2024	10.14	0.34	0.99	1.33	(0.31)	—	(0.31)	11.16	13.32	0.86	0.39	3.31	1,278	59
08-31-2023	10.18	0.27	0.18	0.45	(0.25)	(0.24)	(0.49)	10.14	4.68	0.87	0.43	2.71	3,448	23
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
Class R6
08-31-2025	11.20	0.38	0.45	0.83	(0.35)	—	(0.35)	11.68	7.68	0.47	0.08	3.41	65,764	28
08-31-2024	10.17	0.35	1.01	1.36	(0.33)	—	(0.33)	11.20	13.65	0.50	0.14	3.35	61,553	59
08-31-2023	10.21	0.29	0.18	0.47	(0.27)	(0.24)	(0.51)	10.17	4.94	0.52	0.18	2.92	53,407	23
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
Class 1
08-31-2025	11.18	0.38	0.46	0.84	(0.35)	—	(0.35)	11.67	7.74	0.51	0.12	3.42	95,212	28
08-31-2024	10.15	0.36	1.00	1.36	(0.33)	—	(0.33)	11.18	13.63	0.55	0.19	3.42	109,238	59
08-31-2023	10.20	0.29	0.17	0.46	(0.27)	(0.24)	(0.51)	10.15	4.79	0.57	0.23	2.89	120,362	23
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	34

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
08-31-2025	10.68	0.34	0.37	0.71	(0.31)	—	(0.31)	11.08	6.91[5]	1.00	0.50	3.21	42,978	32
08-31-2024	9.76	0.31	0.89	1.20	(0.28)	—	(0.28)	10.68	12.50[5]	1.06	0.57	3.13	33,628	68
08-31-2023	9.79	0.25	0.15	0.40	(0.24)	(0.19)	(0.43)	9.76	4.30[5]	1.09	0.61	2.62	25,675	28
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[5]	1.11	0.58	2.34	12,908	64
08-31-2021[6]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[5,7]	1.12[8]	0.57[8]	0.81[8]	1,932	58[9]
Class R4
08-31-2025	10.67	0.36	0.36	0.72	(0.33)	—	(0.33)	11.06	7.00	0.94	0.35	3.39	23	32
08-31-2024	9.75	0.36	0.86	1.22	(0.30)	—	(0.30)	10.67	12.68	0.99	0.40	3.61	92	68
08-31-2023	9.78	0.27	0.14	0.41	(0.25)	(0.19)	(0.44)	9.75	4.45	1.03	0.45	2.82	524	28
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
Class R6
08-31-2025	10.69	0.39	0.37	0.76	(0.36)	—	(0.36)	11.09	7.34	0.59	0.10	3.67	26,282	32
08-31-2024	9.77	0.35	0.89	1.24	(0.32)	—	(0.32)	10.69	12.92	0.65	0.16	3.49	25,499	68
08-31-2023	9.81	0.29	0.13	0.42	(0.27)	(0.19)	(0.46)	9.77	4.61	0.68	0.20	3.02	18,648	28
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
Class 1
08-31-2025	10.69	0.38	0.37	0.75	(0.35)	—	(0.35)	11.09	7.19	0.64	0.14	3.58	29,050	32
08-31-2024	9.77	0.36	0.88	1.24	(0.32)	—	(0.32)	10.69	12.88	0.69	0.20	3.60	29,791	68
08-31-2023	9.80	0.29	0.15	0.44	(0.28)	(0.19)	(0.47)	9.77	4.71	0.72	0.24	3.01	33,628	28
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
35	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
08-31-2025	10.33	0.35	0.30	0.65	(0.32)	—	(0.32)	10.66	6.50[5]	1.07	0.52	3.42	21,989	40
08-31-2024	9.54	0.32	0.77	1.09	(0.30)	—	(0.30)	10.33	11.57[5]	1.14	0.58	3.28	16,302	74
08-31-2023	9.67	0.27	0.09	0.36	(0.27)	(0.22)	(0.49)	9.54	4.02[5]	1.20	0.63	2.84	10,298	35
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[5]	1.26	0.60	2.55	3,404	69
08-31-2021[6]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[5,7]	1.25[8]	0.59[8]	1.79[8]	79	62[9]
Class R4
08-31-2025	10.33	0.38	0.29	0.67	(0.34)	—	(0.34)	10.66	6.78	0.91	0.26	3.70	52	40
08-31-2024	9.53	0.35	0.76	1.11	(0.31)	—	(0.31)	10.33	11.86	1.03	0.37	3.64	50	74
08-31-2023	9.66	0.29	0.09	0.38	(0.29)	(0.22)	(0.51)	9.53	4.19	1.12	0.45	3.04	113	35
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
Class R6
08-31-2025	10.34	0.39	0.30	0.69	(0.36)	—	(0.36)	10.67	6.93	0.66	0.11	3.83	15,778	40
08-31-2024	9.55	0.36	0.76	1.12	(0.33)	—	(0.33)	10.34	12.00	0.73	0.17	3.68	13,973	74
08-31-2023	9.68	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.55	4.46	0.79	0.22	3.15	10,672	35
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
Class 1
08-31-2025	10.33	0.39	0.29	0.68	(0.35)	—	(0.35)	10.66	6.89	0.70	0.15	3.79	35,958	40
08-31-2024	9.54	0.36	0.76	1.12	(0.33)	—	(0.33)	10.33	11.97	0.77	0.22	3.73	36,707	74
08-31-2023	9.67	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.54	4.43	0.83	0.26	3.14	38,203	35
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	36

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirteen of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
2070 Lifetime Blend Portfolio commenced operations on April 24, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
37	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2070 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$280,127	$280,127	—	—
Unaffiliated investment companies	169,783	169,783	—	—
U.S. Government and Agency obligations	2,409	—	$2,409	—
Short-term investments	60,682	60,682	—	—
Total investments in securities	$513,001	$510,592	$2,409	—

2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$80,192,705	$80,192,705	—	—
Unaffiliated investment companies	48,525,102	48,525,102	—	—
Common stocks	727	—	—	$727
U.S. Government and Agency obligations	708,108	—	$708,108	—
Short-term investments	34,138	34,138	—	—
Total investments in securities	$129,460,780	$128,751,945	$708,108	$727

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$210,180,597	$210,180,597	—	—
Unaffiliated investment companies	128,171,896	128,171,896	—	—
Common stocks	5,637	—	—	$5,637
U.S. Government and Agency obligations	1,914,035	—	$1,914,035	—
Short-term investments	86,299	86,299	—	—
Total investments in securities	$340,358,464	$338,438,792	$1,914,035	$5,637

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$341,039,647	$341,039,647	—	—
Unaffiliated investment companies	207,619,215	207,619,215	—	—
Common stocks	11,802	—	—	$11,802
U.S. Government and Agency obligations	3,134,838	—	$3,134,838	—
Short-term investments	65,609	65,609	—	—
Total investments in securities	$551,871,111	$548,724,471	$3,134,838	$11,802

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$443,205,007	$443,205,007	—	—
Unaffiliated investment companies	270,240,059	270,240,059	—	—
Common stocks	16,168	—	—	$16,168
U.S. Government and Agency obligations	4,073,685	—	$4,073,685	—
Short-term investments	17,978	17,978	—	—
Total investments in securities	$717,552,897	$713,463,044	$4,073,685	$16,168

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	38

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2045 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$505,662,340	$505,662,340	—	—
Unaffiliated investment companies	331,254,158	331,254,158	—	—
Common stocks	20,641	—	—	$20,641
U.S. Government and Agency obligations	6,550,692	—	$6,550,692	—
Short-term investments	3,372,222	3,372,222	—	—
Total investments in securities	$846,860,053	$840,288,720	$6,550,692	$20,641

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$558,191,074	$558,191,074	—	—
Unaffiliated investment companies	392,697,525	392,697,525	—	—
Common stocks	19,894	—	—	$19,894
U.S. Government and Agency obligations	9,660,052	—	$9,660,052	—
Short-term investments	231,109	231,109	—	—
Total investments in securities	$960,799,654	$951,119,708	$9,660,052	$19,894

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$634,626,481	$634,626,481	—	—
Unaffiliated investment companies	443,581,600	443,581,600	—	—
Common stocks	21,293	—	—	$21,293
U.S. Government and Agency obligations	15,745,823	—	$15,745,823	—
Short-term investments	2,296,825	2,296,825	—	—
Total investments in securities	$1,096,272,022	$1,080,504,906	$15,745,823	$21,293

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$594,057,007	$594,057,007	—	—
Unaffiliated investment companies	441,922,526	441,922,526	—	—
Common stocks	19,076	—	—	$19,076
U.S. Government and Agency obligations	32,950,535	—	$32,950,535	—
Short-term investments	2,222,723	2,222,723	—	—
Total investments in securities	$1,071,171,867	$1,038,202,256	$32,950,535	$19,076

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$407,488,227	$407,488,227	—	—
Unaffiliated investment companies	323,195,091	323,195,091	—	—
Common stocks	12,856	—	—	$12,856
U.S. Government and Agency obligations	34,497,029	—	$34,497,029	—
Short-term investments	44,741,484	44,741,484	—	—
Total investments in securities	$809,934,687	$775,424,802	$34,497,029	$12,856

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
39	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2020 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$157,501,801	$157,501,801	—	—
Unaffiliated investment companies	145,752,303	145,752,303	—	—
Common stocks	3,966	—	—	$3,966
U.S. Government and Agency obligations	19,224,366	—	$19,224,366	—
Short-term investments	290,938	290,938	—	—
Total investments in securities	$322,773,374	$303,545,042	$19,224,366	$3,966

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$45,424,745	$45,424,745	—	—
Unaffiliated investment companies	45,707,014	45,707,014	—	—
Common stocks	1,020	—	—	$1,020
U.S. Government and Agency obligations	7,243,895	—	$7,243,895	—
Short-term investments	2,184	2,184	—	—
Total investments in securities	$98,378,858	$91,133,943	$7,243,895	$1,020

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$32,092,189	$32,092,189	—	—
Unaffiliated investment companies	35,293,562	35,293,562	—	—
Common stocks	546	—	—	$546
U.S. Government and Agency obligations	6,395,116	—	$6,395,116	—
Short-term investments	9,648,549	9,648,549	—	—
Total investments in securities	$83,429,962	$77,034,300	$6,395,116	$546
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	40

Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2025:
Portfolio	Market value of securities on loan	Cash collateral received
2045 Lifetime Blend Portfolio	$2,887,946	$3,148,942
2035 Lifetime Blend Portfolio	1,675,780	1,703,750
2025 Lifetime Blend Portfolio	42,600,986	43,492,050
2020 Lifetime Blend Portfolio	252,620	256,000
2010 Lifetime Blend Portfolio	9,411,832	9,615,250
Subsequent to August 31, 2025, 2045 Lifetime Blend Portfolio returned $201,382 of cash collateral to the securities lending agent for securities on loan which were returned on August 31, 2025.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended August 31, 2025 were as follows:
Portfolio	Commitment fee
2065 Lifetime Blend Portfolio	$518
2060 Lifetime Blend Portfolio	1,481
2055 Lifetime Blend Portfolio	2,508
2050 Lifetime Blend Portfolio	3,237
2045 Lifetime Blend Portfolio	3,849
2040 Lifetime Blend Portfolio	4,401
2035 Lifetime Blend Portfolio	5,064
41	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio	Commitment fee
2030 Lifetime Blend Portfolio	$4,995
2025 Lifetime Blend Portfolio	3,652
2020 Lifetime Blend Portfolio	1,615
2015 Lifetime Blend Portfolio	487
2010 Lifetime Blend Portfolio	368
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The 2070 Lifetime Blend Portfolio incurred offering costs of $100,663 which are amortized over the portfolio’s first year of operations. During the period ended August 31, 2025, $35,301 of offering costs were expensed and are included in Offering costs within the Statements of Operations. At August 31, 2025, $65,362 of unamortized offering costs are included in Deferred offering cost within the Statements of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
2035 Lifetime Blend Portfolio	$298,808	$1,239,079
2030 Lifetime Blend Portfolio	209,127	10,740,093
2025 Lifetime Blend Portfolio	38,784	13,247,197
2020 Lifetime Blend Portfolio	—	6,840,098
2015 Lifetime Blend Portfolio	—	1,882,217
2010 Lifetime Blend Portfolio	—	1,054,183
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2070 Lifetime Blend Portfolio	$488,272	$24,819	$(90)	$24,729
2065 Lifetime Blend Portfolio	108,800,046	20,753,776	(93,042)	20,660,734
2060 Lifetime Blend Portfolio	273,198,992	67,484,343	(324,871)	67,159,472
2055 Lifetime Blend Portfolio	435,951,704	116,487,948	(568,541)	115,919,407
2050 Lifetime Blend Portfolio	566,629,782	151,660,109	(736,994)	150,923,115
2045 Lifetime Blend Portfolio	680,183,479	167,925,574	(1,249,000)	166,676,574
2040 Lifetime Blend Portfolio	788,125,387	174,721,206	(2,046,939)	172,674,267
2035 Lifetime Blend Portfolio	922,152,117	176,982,477	(2,862,572)	174,119,905
2030 Lifetime Blend Portfolio	929,687,397	144,214,314	(2,729,844)	141,484,470
2025 Lifetime Blend Portfolio	731,770,144	79,742,961	(1,578,418)	78,164,543
2020 Lifetime Blend Portfolio	295,851,657	27,385,093	(463,376)	26,921,717
2015 Lifetime Blend Portfolio	91,527,553	6,935,986	(84,681)	6,851,305
2010 Lifetime Blend Portfolio	80,087,473	3,368,201	(25,712)	3,342,489
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
2065 Lifetime Blend Portfolio	$1,446,149	$1,703,765	$3,149,914
2060 Lifetime Blend Portfolio	4,276,380	—	4,276,380
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	42

Portfolio	Ordinary Income	Long Term Capital Gains	Total
2055 Lifetime Blend Portfolio	$7,406,435	—	$7,406,435
2050 Lifetime Blend Portfolio	9,455,723	—	9,455,723
2045 Lifetime Blend Portfolio	12,034,673	—	12,034,673
2040 Lifetime Blend Portfolio	15,634,663	—	15,634,663
2035 Lifetime Blend Portfolio	19,995,624	—	19,995,624
2030 Lifetime Blend Portfolio	22,563,783	—	22,563,783
2025 Lifetime Blend Portfolio	18,464,161	—	18,464,161
2020 Lifetime Blend Portfolio	8,968,205	—	8,968,205
2015 Lifetime Blend Portfolio	2,937,511	—	2,937,511
2010 Lifetime Blend Portfolio	2,323,324	—	2,323,324
The tax character of distributions for the year ended August 31, 2024 was as follows:
Portfolio	Ordinary Income
2065 Lifetime Blend Portfolio	$1,028,531
2060 Lifetime Blend Portfolio	3,787,916
2055 Lifetime Blend Portfolio	6,826,827
2050 Lifetime Blend Portfolio	8,945,897
2045 Lifetime Blend Portfolio	11,474,465
2040 Lifetime Blend Portfolio	13,182,676
2035 Lifetime Blend Portfolio	17,344,431
2030 Lifetime Blend Portfolio	18,901,774
2025 Lifetime Blend Portfolio	16,394,553
2020 Lifetime Blend Portfolio	8,134,424
2015 Lifetime Blend Portfolio	2,549,877
2010 Lifetime Blend Portfolio	1,884,256
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
2070 Lifetime Blend Portfolio	$741	—
2065 Lifetime Blend Portfolio	279,438	$1,729,152
2060 Lifetime Blend Portfolio	726,524	5,239,821
2055 Lifetime Blend Portfolio	1,146,495	7,854,734
2050 Lifetime Blend Portfolio	1,479,185	8,008,390
2045 Lifetime Blend Portfolio	2,738,016	10,705,988
2040 Lifetime Blend Portfolio	5,309,386	6,354,337
2035 Lifetime Blend Portfolio	8,605,805	—
2030 Lifetime Blend Portfolio	11,374,396	—
2025 Lifetime Blend Portfolio	10,559,965	—
2020 Lifetime Blend Portfolio	5,159,328	—
2015 Lifetime Blend Portfolio	1,767,450	—
2010 Lifetime Blend Portfolio	1,455,637	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
43	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2025 for all portfolios except 2070 Lifetime Blend Portfolio, which expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2070 Lifetime Blend Portfolio	0.31%
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	44

For the year ended August 31, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2070 Lifetime Blend Portfolio	$25,176	—	$25,955	$29,255	$80,386
2065 Lifetime Blend Portfolio	49,921	$305	72,007	286,122	408,355
2060 Lifetime Blend Portfolio	192,203	4,554	234,600	493,450	924,807
2055 Lifetime Blend Portfolio	352,547	4,890	344,217	763,407	1,465,061
2050 Lifetime Blend Portfolio	476,712	5,794	444,996	921,503	1,849,005
2045 Lifetime Blend Portfolio	586,281	11,533	505,832	1,146,848	2,250,494
2040 Lifetime Blend Portfolio	641,949	3,236	694,365	1,408,258	2,747,808
2035 Lifetime Blend Portfolio	804,709	15,389	784,054	1,701,367	3,305,519
2030 Lifetime Blend Portfolio	942,447	21,419	873,273	1,572,046	3,409,185
2025 Lifetime Blend Portfolio	1,039,227	7,508	534,788	953,158	2,534,681
2020 Lifetime Blend Portfolio	556,744	5,026	245,286	390,062	1,197,118
2015 Lifetime Blend Portfolio	185,523	481	130,456	142,485	458,945
2010 Lifetime Blend Portfolio	109,632	277	84,770	192,672	387,351
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:
Portfolio	Net Annual Effective Rate
2070 Lifetime Blend Portfolio	0.00%
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.00%
2025 Lifetime Blend Portfolio	0.00%
2020 Lifetime Blend Portfolio	0.00%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2025:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$73
2060 Lifetime Blend Portfolio	1,380
2055 Lifetime Blend Portfolio	1,583
2050 Lifetime Blend Portfolio	1,920
2045 Lifetime Blend Portfolio	3,735
2040 Lifetime Blend Portfolio	982
Portfolio	Class R4
2035 Lifetime Blend Portfolio	$4,458
2030 Lifetime Blend Portfolio	5,936
2025 Lifetime Blend Portfolio	2,041
2020 Lifetime Blend Portfolio	1,284
2015 Lifetime Blend Portfolio	98
2010 Lifetime Blend Portfolio	50

45	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2025:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
2065 Lifetime Blend Portfolio	$2,330	$386	$1,944
2060 Lifetime Blend Portfolio	4,706	777	3,929
2055 Lifetime Blend Portfolio	3,252	533	2,719
2050 Lifetime Blend Portfolio	16,397	2,805	13,592
2045 Lifetime Blend Portfolio	7,763	1,240	6,523
2040 Lifetime Blend Portfolio	2,556	399	2,157
2035 Lifetime Blend Portfolio	4,144	695	3,449
2030 Lifetime Blend Portfolio	4,001	687	3,314
2025 Lifetime Blend Portfolio	4,867	867	4,000
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
2060 Lifetime Blend Portfolio	$5
2055 Lifetime Blend Portfolio	6
2050 Lifetime Blend Portfolio	9
2035 Lifetime Blend Portfolio	29
2030 Lifetime Blend Portfolio	19
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2070 Lifetime Blend Portfolio	Class A	$64	$24
	Class R6	—	1
	Class 1	12	—
	Total	$76	$25
2065 Lifetime Blend Portfolio	Class A	$36,070	$13,613
	Class R4	184	3
	Class R6	—	898
	Class 1	34,333	—
	Total	$70,587	$14,514
2060 Lifetime Blend Portfolio	Class A	$174,518	$65,891
	Class R4	4,836	69
	Class R6	—	3,604
	Class 1	74,695	—
	Total	$254,049	$69,564
2055 Lifetime Blend Portfolio	Class A	$341,865	$129,107
	Class R4	5,548	79
	Class R6	—	5,603
	Class 1	123,450	—
	Total	$470,863	$134,789
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	46

Portfolio	Class	Distribution and service fees	Transfer agent fees
2050 Lifetime Blend Portfolio	Class A	$472,876	$178,573
	Class R4	6,751	95
	Class R6	—	7,418
	Class 1	152,409	—
	Total	$632,036	$186,086
2045 Lifetime Blend Portfolio	Class A	$568,453	$214,695
	Class R4	13,108	185
	Class R6	—	8,238
	Class 1	185,508	—
	Total	$767,069	$223,118
2040 Lifetime Blend Portfolio	Class A	$582,642	$220,071
	Class R4	3,444	49
	Class R6	—	10,544
	Class 1	213,261	—
	Total	$799,347	$230,664
2035 Lifetime Blend Portfolio	Class A	$697,766	$263,586
	Class R4	15,617	220
	Class R6	—	11,390
	Class 1	246,290	—
	Total	$959,673	$275,196
2030 Lifetime Blend Portfolio	Class A	$781,782	$295,334
	Class R4	20,955	293
	Class R6	—	12,049
	Class 1	217,699	—
	Total	$1,020,436	$307,676
2025 Lifetime Blend Portfolio	Class A	$845,953	$319,617
	Class R4	7,159	100
	Class R6	—	7,213
	Class 1	129,567	—
	Total	$982,679	$326,930
2020 Lifetime Blend Portfolio	Class A	$425,988	$160,990
	Class R4	4,473	63
	Class R6	—	3,112
	Class 1	49,857	—
	Total	$480,318	$164,165
2015 Lifetime Blend Portfolio	Class A	$112,354	$42,454
	Class R4	344	5
	Class R6	—	1,306
	Class 1	14,407	—
	Total	$127,105	$43,765
2010 Lifetime Blend Portfolio	Class A	$59,567	$22,515
	Class R4	124	2
	Class R6	—	767
	Class 1	17,497	—
	Total	$77,188	$23,284
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
47	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2025 and 2024 were as follows:
2070 Lifetime Blend Portfolio	Period ended 8-31-25[1]
	Shares	Amount
Class A shares
Sold	10,025	$106,342
Repurchased	(3,827)	(42,990)
Net increase	6,198	$63,352
Class R6 shares
Sold	9,989	$106,569
Repurchased	(173)	(1,985)
Net increase	9,816	$104,584
Class 1 shares
Sold	23,310	$259,518
Net increase	23,310	$259,518
Total net increase	39,324	$427,454

[1]	Period from 4-24-25 (commencement of operations) to 8-31-25.

2065 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	986,561	$14,455,432	532,482	$6,996,199
Distributions reinvested	22,760	322,057	5,821	73,989
Repurchased	(475,647)	(6,998,233)	(211,040)	(2,766,669)
Net increase	533,674	$7,779,256	327,263	$4,303,519
Class R4 shares[1]
Sold	—	—	2,639	$31,129
Repurchased	—	—	(36,826)	(427,263)
Net decrease	—	—	(34,187)	$(396,134)
Class R6 shares
Sold	998,967	$14,734,140	477,454	$6,068,262
Distributions reinvested	40,369	570,010	10,977	139,185
Repurchased	(266,662)	(3,929,625)	(84,005)	(1,091,196)
Net increase	772,674	$11,374,525	404,426	$5,116,251
Class 1 shares
Sold	1,840,956	$26,944,985	1,608,523	$20,618,556
Distributions reinvested	159,335	2,251,407	64,059	812,912
Repurchased	(350,116)	(5,062,745)	(683,678)	(8,826,644)
Net increase	1,650,175	$24,133,647	988,904	$12,604,824
Total net increase	2,956,523	$43,287,428	1,686,406	$21,628,460

[1]	There were no share transactions for Class R4 for the year ended August 31, 2025.

2060 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,268,339	$53,926,107	2,374,305	$34,374,631
Distributions reinvested	45,148	721,463	37,274	525,187
Repurchased	(1,944,632)	(32,033,536)	(1,294,934)	(18,827,963)
Net increase	1,368,855	$22,614,034	1,116,645	$16,071,855
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	48

2060 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	23,529	$387,089	38,279	$545,244
Distributions reinvested	1,253	20,013	1,310	18,443
Repurchased	(20,056)	(319,160)	(182,363)	(2,367,047)
Net increase (decrease)	4,726	$87,942	(142,774)	$(1,803,360)
Class R6 shares
Sold	1,528,298	$24,965,111	1,891,642	$26,774,899
Distributions reinvested	68,756	1,097,349	65,693	924,296
Repurchased	(615,570)	(10,065,541)	(510,754)	(7,396,604)
Net increase	981,484	$15,996,919	1,446,581	$20,302,591
Class 1 shares
Sold	1,953,304	$32,196,009	1,668,658	$23,644,606
Distributions reinvested	152,190	2,428,948	164,599	2,315,913
Repurchased	(799,403)	(13,008,162)	(1,429,612)	(20,376,791)
Net increase	1,306,091	$21,616,795	403,645	$5,583,728
Total net increase	3,661,156	$60,315,690	2,824,097	$40,154,814

2055 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,356,833	$80,682,176	4,587,250	$60,596,490
Distributions reinvested	98,423	1,438,945	85,762	1,105,474
Repurchased	(3,039,654)	(45,724,721)	(2,442,587)	(32,460,606)
Net increase	2,415,602	$36,396,400	2,230,425	$29,241,358
Class R4 shares
Sold	22,343	$335,273	35,002	$454,008
Distributions reinvested	1,561	22,761	2,002	25,746
Repurchased	(28,110)	(419,654)	(387,009)	(4,574,471)
Net decrease	(4,206)	$(61,620)	(350,005)	$(4,094,717)
Class R6 shares
Sold	1,849,829	$27,327,266	3,430,724	$43,956,068
Distributions reinvested	124,895	1,819,724	122,046	1,568,285
Repurchased	(1,087,277)	(16,222,063)	(870,500)	(11,457,460)
Net increase	887,447	$12,924,927	2,682,270	$34,066,893
Class 1 shares
Sold	2,193,313	$33,141,782	2,649,858	$34,130,512
Distributions reinvested	282,344	4,119,401	320,651	4,123,567
Repurchased	(1,599,164)	(23,804,374)	(2,690,348)	(35,171,824)
Net increase	876,493	$13,456,809	280,161	$3,082,255
Total net increase	4,175,336	$62,716,516	4,842,851	$62,295,789

2050 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,641,179	$101,330,780	6,147,416	$82,192,037
Distributions reinvested	136,704	2,020,483	125,294	1,633,840
Repurchased	(4,064,922)	(61,912,611)	(3,220,632)	(43,384,843)
Net increase	2,712,961	$41,438,652	3,052,078	$40,441,034
49	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2050 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	22,752	$344,424	43,853	$569,907
Distributions reinvested	2,086	30,791	2,178	28,364
Repurchased	(47,940)	(723,249)	(538,185)	(6,415,534)
Net decrease	(23,102)	$(348,034)	(492,154)	$(5,817,263)
Class R6 shares
Sold	2,461,795	$36,929,659	4,044,564	$52,166,105
Distributions reinvested	162,998	2,402,591	164,914	2,143,884
Repurchased	(1,202,126)	(18,033,145)	(1,048,324)	(13,965,620)
Net increase	1,422,667	$21,299,105	3,161,154	$40,344,369
Class 1 shares
Sold	3,367,418	$51,107,998	2,782,022	$36,134,167
Distributions reinvested	338,445	4,992,060	394,645	5,134,331
Repurchased	(1,878,422)	(28,639,922)	(3,654,850)	(48,625,180)
Net increase (decrease)	1,827,441	$27,460,136	(478,183)	$(7,356,682)
Total net increase	5,939,967	$89,849,859	5,242,895	$67,611,458

2045 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,001,685	$118,029,013	6,876,652	$89,777,091
Distributions reinvested	183,595	2,623,567	160,631	2,043,221
Repurchased	(4,808,800)	(70,770,974)	(3,705,672)	(48,454,661)
Net increase	3,376,480	$49,881,606	3,331,611	$43,365,651
Class R4 shares
Sold	27,430	$401,002	54,481	$674,584
Distributions reinvested	4,174	59,438	4,706	59,673
Repurchased	(49,113)	(718,213)	(449,124)	(5,216,880)
Net decrease	(17,509)	$(257,773)	(389,937)	$(4,482,623)
Class R6 shares
Sold	2,771,965	$40,280,384	4,439,621	$55,946,978
Distributions reinvested	195,725	2,792,991	207,507	2,635,338
Repurchased	(1,428,572)	(20,955,742)	(1,542,531)	(19,904,650)
Net increase	1,539,118	$22,117,633	3,104,597	$38,677,666
Class 1 shares
Sold	3,678,362	$54,381,729	3,425,753	$43,568,315
Distributions reinvested	457,399	6,522,515	528,249	6,708,768
Repurchased	(2,731,409)	(40,005,125)	(4,921,080)	(63,368,490)
Net increase (decrease)	1,404,352	$20,899,119	(967,078)	$(13,091,407)
Total net increase	6,302,441	$92,640,585	5,079,193	$64,469,287

2040 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,508,574	$121,025,480	7,074,883	$89,681,532
Distributions reinvested	224,834	3,089,214	172,835	2,150,073
Repurchased	(4,585,998)	(64,967,422)	(3,747,086)	(47,644,723)
Net increase	4,147,410	$59,147,272	3,500,632	$44,186,882
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	50

2040 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	10,567	$149,654	21,471	$259,976
Distributions reinvested	1,405	19,284	1,293	16,055
Repurchased	(13,680)	(186,464)	(586,627)	(6,685,344)
Net decrease	(1,708)	$(17,526)	(563,863)	$(6,409,313)
Class R6 shares
Sold	3,100,034	$43,297,996	7,052,739	$86,683,471
Distributions reinvested	295,231	4,050,564	253,712	3,148,562
Repurchased	(2,057,481)	(29,274,037)	(2,300,397)	(28,984,825)
Net increase	1,337,784	$18,074,523	5,006,054	$60,847,208
Class 1 shares
Sold	4,685,566	$66,442,638	3,612,103	$44,660,248
Distributions reinvested	613,664	8,419,465	630,003	7,818,338
Repurchased	(2,869,659)	(40,737,891)	(4,161,388)	(52,283,372)
Net increase	2,429,571	$34,124,212	80,718	$195,214
Total net increase	7,913,057	$111,328,481	8,023,541	$98,819,991

2035 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,879,741	$132,476,373	8,137,304	$98,468,520
Distributions reinvested	317,160	4,110,396	233,768	2,792,800
Repurchased	(4,517,705)	(60,469,075)	(3,827,457)	(46,401,776)
Net increase	5,679,196	$76,117,694	4,543,615	$54,859,544
Class R4 shares
Sold	30,840	$411,725	64,063	$762,180
Distributions reinvested	7,077	91,652	7,206	86,043
Repurchased	(63,991)	(852,443)	(716,804)	(7,879,449)
Net decrease	(26,074)	$(349,066)	(645,535)	$(7,031,226)
Class R6 shares
Sold	3,860,387	$50,642,391	6,851,316	$81,199,855
Distributions reinvested	376,230	4,868,412	347,482	4,141,980
Repurchased	(2,277,667)	(30,277,939)	(2,892,987)	(35,172,245)
Net increase	1,958,950	$25,232,864	4,305,811	$50,169,590
Class 1 shares
Sold	4,260,209	$56,985,203	4,931,306	$58,834,655
Distributions reinvested	842,328	10,908,152	864,347	10,311,659
Repurchased	(3,787,037)	(50,370,793)	(5,515,887)	(66,770,277)
Net increase	1,315,500	$17,522,562	279,766	$2,376,037
Total net increase	8,927,572	$118,524,054	8,483,657	$100,373,945

2030 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,810,973	$161,525,504	9,831,067	$113,740,760
Distributions reinvested	435,948	5,305,485	291,358	3,327,473
Repurchased	(5,871,407)	(73,680,456)	(4,409,530)	(50,703,432)
Net increase	7,375,514	$93,150,533	5,712,895	$66,364,801
51	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2030 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	32,801	$413,157	85,661	$963,648
Distributions reinvested	11,436	138,943	12,529	142,833
Repurchased	(74,361)	(923,596)	(704,700)	(7,508,007)
Net decrease	(30,124)	$(371,496)	(606,510)	$(6,401,526)
Class R6 shares
Sold	3,900,798	$49,228,890	8,100,468	$91,748,816
Distributions reinvested	505,206	6,138,256	423,061	4,822,900
Repurchased	(3,009,526)	(37,651,464)	(3,844,651)	(44,345,727)
Net increase	1,396,478	$17,715,682	4,678,878	$52,225,989
Class 1 shares
Sold	4,704,459	$59,227,158	4,130,160	$46,317,884
Distributions reinvested	901,406	10,952,085	930,171	10,594,643
Repurchased	(4,799,718)	(60,149,814)	(6,108,597)	(70,698,301)
Net increase (decrease)	806,147	$10,029,429	(1,048,266)	$(13,785,774)
Total net increase	9,548,015	$120,524,148	8,736,997	$98,403,490

2025 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,631,712	$171,967,255	10,644,019	$116,486,043
Distributions reinvested	580,636	6,601,834	399,793	4,349,749
Repurchased	(7,027,842)	(82,458,605)	(5,180,144)	(56,720,818)
Net increase	8,184,506	$96,110,484	5,863,668	$64,114,974
Class R4 shares
Sold	18,654	$220,001	46,240	$493,371
Distributions reinvested	4,903	55,654	5,850	63,530
Repurchased	(46,026)	(538,931)	(452,287)	(4,640,695)
Net decrease	(22,469)	$(263,276)	(400,197)	$(4,083,794)
Class R6 shares
Sold	3,125,815	$36,428,169	5,287,218	$57,174,247
Distributions reinvested	354,046	4,018,418	343,573	3,731,202
Repurchased	(3,566,347)	(41,985,623)	(4,051,645)	(44,195,073)
Net increase (decrease)	(86,486)	$(1,539,036)	1,579,146	$16,710,376
Class 1 shares
Sold	2,424,996	$28,517,034	2,731,442	$29,146,278
Distributions reinvested	679,333	7,703,633	753,817	8,178,918
Repurchased	(4,994,174)	(58,514,358)	(7,021,406)	(76,912,126)
Net decrease	(1,889,845)	$(22,293,691)	(3,536,147)	$(39,586,930)
Total net increase	6,185,706	$72,014,481	3,506,470	$37,154,626

2020 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,592,614	$51,099,521	4,766,078	$50,070,365
Distributions reinvested	351,291	3,783,401	266,128	2,767,734
Repurchased	(2,385,237)	(26,525,992)	(3,002,237)	(31,031,571)
Net increase	2,558,668	$28,356,930	2,029,969	$21,806,528
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	52

2020 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	9,975	$110,954	17,653	$180,711
Distributions reinvested	3,486	37,478	4,646	48,230
Repurchased	(13,350)	(146,601)	(247,885)	(2,467,819)
Net increase (decrease)	111	$1,831	(225,586)	$(2,238,878)
Class R6 shares
Sold	1,702,043	$18,841,091	2,158,364	$22,350,386
Distributions reinvested	175,636	1,889,848	162,663	1,690,073
Repurchased	(1,746,570)	(19,374,402)	(2,077,255)	(21,621,442)
Net increase	131,109	$1,356,537	243,772	$2,419,017
Class 1 shares
Sold	1,123,470	$12,442,214	1,318,973	$13,623,919
Distributions reinvested	303,021	3,257,478	349,503	3,627,841
Repurchased	(3,035,871)	(33,605,401)	(3,754,558)	(39,413,790)
Net decrease	(1,609,380)	$(17,905,709)	(2,086,082)	$(22,162,030)
Total net increase (decrease)	1,080,508	$11,809,589	(37,927)	$(175,363)

2015 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,160,217	$12,369,667	1,156,388	$11,522,120
Distributions reinvested	103,654	1,065,559	77,482	774,011
Repurchased	(533,223)	(5,654,393)	(714,006)	(7,201,187)
Net increase	730,648	$7,780,833	519,864	$5,094,944
Class R4 shares
Sold	2,584	$27,453	2,841	$28,182
Distributions reinvested	293	3,008	356	3,550
Repurchased	(9,462)	(104,056)	(48,240)	(458,589)
Net decrease	(6,585)	$(73,595)	(45,043)	$(426,857)
Class R6 shares
Sold	799,646	$8,504,039	1,241,503	$12,422,238
Distributions reinvested	89,420	917,453	69,897	696,871
Repurchased	(904,476)	(9,542,052)	(834,048)	(8,265,436)
Net increase (decrease)	(15,410)	$(120,560)	477,352	$4,853,673
Class 1 shares
Sold	731,709	$7,718,759	563,648	$5,582,723
Distributions reinvested	90,709	930,676	106,519	1,061,995
Repurchased	(989,790)	(10,513,355)	(1,324,198)	(13,393,354)
Net decrease	(167,372)	$(1,863,920)	(654,031)	$(6,748,636)
Total net increase	541,281	$5,722,758	298,142	$2,773,124

2010 Lifetime Blend Portfolio	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	938,806	$9,621,581	792,646	$7,669,202
Distributions reinvested	61,302	609,344	35,240	342,535
Repurchased	(515,172)	(5,293,844)	(329,233)	(3,158,144)
Net increase	484,936	$4,937,081	498,653	$4,853,593
53	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2010 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	27	$288	50	$503
Distributions reinvested	5	47	160	1,557
Repurchased	—	—	(7,191)	(69,684)
Net increase (decrease)	32	$335	(6,981)	$(67,624)
Class R6 shares
Sold	572,283	$5,873,084	992,642	$9,657,543
Distributions reinvested	52,417	519,979	35,647	346,128
Repurchased	(497,173)	(5,041,356)	(794,666)	(7,786,344)
Net increase	127,527	$1,351,707	233,623	$2,217,327
Class 1 shares
Sold	886,636	$9,146,459	774,002	$7,517,287
Distributions reinvested	120,315	1,192,319	122,945	1,192,562
Repurchased	(1,186,393)	(12,131,667)	(1,347,447)	(13,057,226)
Net decrease	(179,442)	$(1,792,889)	(450,500)	$(4,347,377)
Total net increase	433,053	$4,496,234	274,795	$2,655,919
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2070 Lifetime Blend Portfolio	A	81%
2070 Lifetime Blend Portfolio	R6	51%
2070 Lifetime Blend Portfolio	1	100%
2065 Lifetime Blend Portfolio	R4	100%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	R6	1%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	R6	1%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	97%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2070 Lifetime Blend Portfolio	$2,784	$470,039	$292	$45,251
2065 Lifetime Blend Portfolio	470,203	55,172,397	541,083	12,931,412
2060 Lifetime Blend Portfolio	1,048,752	100,085,970	1,753,130	36,745,877
2055 Lifetime Blend Portfolio	1,596,756	131,326,856	3,108,441	63,182,438
2050 Lifetime Blend Portfolio	2,085,251	176,016,546	3,986,780	79,045,748
2045 Lifetime Blend Portfolio	3,346,814	211,063,736	9,292,752	105,536,995
2040 Lifetime Blend Portfolio	4,820,460	243,022,793	14,162,697	115,980,954
2035 Lifetime Blend Portfolio	8,983,500	262,545,356	20,639,790	124,778,632
2030 Lifetime Blend Portfolio	18,419,950	271,262,968	27,687,558	137,116,977
2025 Lifetime Blend Portfolio	18,921,570	207,042,670	23,393,686	126,885,238
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	54

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2020 Lifetime Blend Portfolio	$10,200,113	$89,420,693	$11,793,654	$74,198,230
2015 Lifetime Blend Portfolio	3,893,228	31,944,082	3,866,621	25,882,155
2010 Lifetime Blend Portfolio	3,472,543	29,136,787	3,209,366	24,702,259
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
2045 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.2%
2040 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.1%
2035 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.5%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2070 Lifetime Blend Portfolio
Bond	931	—	$14,242	$(1,651)	$(3)	$105	$83	—	$12,693
Emerging Markets Debt	310	—	2,763	(322)	(1)	37	22	—	2,477
High Yield	611	—	2,103	(241)	—	21	19	—	1,883
International Strategic Equity Allocation	9,948	—	123,779	(12,038)	(39)	5,292	—	—	116,994
John Hancock Collateral Trust	6,066	—	119,221	(58,598)	8	51	159	—	60,682
U.S. Sector Rotation	10,877	—	151,145	(14,474)	80	9,329	—	—	146,080
					$45	$14,835	$283	—	$340,809
2065 Lifetime Blend Portfolio
Bond	263,470	$1,047,327	$3,158,411	$(612,926)	$(10,483)	$8,767	$110,669	—	$3,591,096
Emerging Markets Debt	87,791	424,769	459,750	(197,377)	1,089	12,344	34,908	—	700,575
High Yield	172,701	308,923	340,755	(120,017)	15	2,242	27,513	—	531,918
International Strategic Equity Allocation	2,850,177	16,943,555	13,302,193	(234,983)	16,208	3,491,112	536,447	—	33,518,085
John Hancock Collateral Trust*	3,413	659,418	19,274,926	(19,902,714)	2,367	141	3,119	—	34,138
U.S. Sector Rotation	3,116,235	24,404,953	15,703,799	(2,346,231)	302,722	3,785,788	289,550	$606,033	41,851,031
					$311,918	$7,300,394	$1,002,206	$606,033	$80,226,843
2060 Lifetime Blend Portfolio
Bond	690,651	$3,319,143	$8,629,002	$(2,539,677)	$(39,420)	$44,521	$305,880	—	$9,413,569
Emerging Markets Debt	230,212	1,346,161	1,205,835	(752,417)	13,009	24,504	96,928	—	1,837,092
High Yield	453,445	979,026	924,515	(511,571)	(1,086)	5,728	76,173	—	1,396,612
55	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	7,469,969	$55,249,865	$23,986,562	$(833,334)	$45,372	$9,398,376	$1,608,028	—	$87,846,841
John Hancock Collateral Trust*	8,627	2,342,976	57,382,098	(59,643,294)	4,158	361	6,876	—	86,299
U.S. Sector Rotation	8,167,273	79,580,130	26,205,542	(7,070,553)	866,475	10,104,889	839,074	$1,756,194	109,686,483
					$888,508	$19,578,379	$2,932,959	$1,756,194	$210,266,896
2055 Lifetime Blend Portfolio
Bond	1,120,471	$5,843,451	$12,019,444	$(2,572,578)	$(7,521)	$(10,782)	$513,626	—	$15,272,014
Emerging Markets Debt	373,354	2,369,957	1,397,072	(848,901)	13,974	47,265	164,027	—	2,979,367
High Yield	734,563	1,723,605	1,073,175	(542,225)	973	6,927	128,702	—	2,262,455
International Strategic Equity Allocation	12,121,084	97,323,987	31,689,986	(1,895,488)	141,738	15,283,725	2,784,148	—	142,543,948
John Hancock Collateral Trust*	6,559	3,721,413	146,011,712	(149,669,716)	1,871	329	10,365	—	65,609
U.S. Sector Rotation	13,252,559	140,103,220	31,689,919	(12,109,487)	1,556,607	16,741,604	1,443,806	$3,021,907	177,981,863
					$1,707,642	$32,069,068	$5,044,674	$3,021,907	$341,105,256
2050 Lifetime Blend Portfolio
Bond	1,461,494	$7,475,156	$16,090,554	$(3,625,794)	$(13,721)	$(6,033)	$665,526	—	$19,920,162
Emerging Markets Debt	486,535	3,031,735	1,983,714	(1,211,894)	18,414	60,579	211,806	—	3,882,548
High Yield	959,268	2,204,898	1,499,861	(759,744)	(129)	9,660	166,335	—	2,954,546
International Strategic Equity Allocation	15,708,411	124,628,701	41,623,250	(1,448,287)	82,824	19,844,428	3,599,089	—	184,730,916
John Hancock Collateral Trust*	1,797	5,147,854	155,020,306	(160,152,414)	1,777	455	8,673	—	17,978
U.S. Sector Rotation	17,253,673	179,225,702	42,184,698	(13,513,174)	1,749,628	22,069,981	1,844,427	$3,860,415	231,716,835
					$1,838,793	$41,979,070	$6,495,856	$3,860,415	$443,222,985
2045 Lifetime Blend Portfolio
Bond	1,974,926	$13,577,087	$17,909,358	$(4,566,248)	$30,858	$(32,809)	$905,618	—	$26,918,246
Emerging Markets Debt	1,254,433	6,938,391	4,388,239	(1,517,596)	22,968	178,370	500,754	—	10,010,372
High Yield	2,467,684	5,046,103	3,586,684	(1,060,936)	(2,856)	31,473	393,904	—	7,600,468
International Strategic Equity Allocation	17,651,575	144,510,477	44,773,379	(3,696,943)	292,411	21,703,202	4,110,247	—	207,582,526
John Hancock Collateral Trust*	337,118	6,279,143	283,747,553	(286,656,231)	1,139	618	10,758	—	3,372,222
U.S. Sector Rotation	18,879,429	208,458,779	35,322,849	(16,558,743)	2,294,710	24,033,133	2,118,250	$4,433,529	253,550,728
					$2,639,230	$45,913,987	$8,039,531	$4,433,529	$509,034,562
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	56

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2040 Lifetime Blend Portfolio
Bond	4,404,053	$36,016,169	$29,445,895	$(5,366,624)	$9,078	$(77,281)	$2,130,817	—	$60,027,237
Emerging Markets Debt	2,459,535	15,045,780	5,624,866	(1,443,013)	20,500	378,956	1,025,432	—	19,627,089
High Yield	4,844,512	10,722,499	5,015,003	(875,054)	(5,094)	63,742	801,538	—	14,921,096
International Strategic Equity Allocation	18,086,008	148,293,333	43,540,639	(2,462,299)	203,394	23,116,384	4,174,478	—	212,691,451
John Hancock Collateral Trust*	23,104	295,193	340,414,910	(340,482,086)	3,080	12	24,444	—	231,109
U.S. Sector Rotation	18,683,857	209,090,877	38,391,854	(23,366,598)	3,251,419	23,556,649	2,100,073	$4,395,485	250,924,201
					$3,482,377	$47,038,462	$10,256,782	$4,395,485	$558,422,183
2035 Lifetime Blend Portfolio
Bond	7,692,859	$70,887,044	$40,137,639	$(5,864,410)	$(26,979)	$(279,629)	$3,925,893	—	$104,853,665
Emerging Markets Debt	3,956,654	26,705,307	6,110,227	(1,882,605)	18,521	622,652	1,757,712	—	31,574,102
Global Senior Loan ETF	107,041	—	2,680,859	—	—	(5,904)	—	—	2,674,955
High Yield	7,793,367	19,011,912	5,869,014	(969,470)	(8,120)	100,235	1,371,217	—	24,003,571
International Strategic Equity Allocation	17,136,840	153,802,396	29,015,805	(3,463,963)	175,567	21,999,432	4,304,696	—	201,529,237
John Hancock Collateral Trust*	229,611	4,895,571	295,284,283	(297,885,327)	1,913	385	25,465	—	2,296,825
U.S. Sector Rotation	20,103,570	222,007,740	39,522,965	(21,053,446)	2,994,602	26,519,090	2,190,203	$4,584,128	269,990,951
					$3,155,504	$48,956,261	$13,575,186	$4,584,128	$636,923,306
2030 Lifetime Blend Portfolio
Bond	8,332,830	$87,022,764	$34,160,329	$(6,884,922)	$(153,151)	$(568,542)	$4,430,106	—	$113,576,478
Emerging Markets Debt	5,619,841	34,485,706	12,721,095	(3,272,956)	53,580	858,907	2,361,864	—	44,846,332
Global Senior Loan ETF	504,835	—	12,643,675	—	—	(27,848)	—	—	12,615,827
High Yield	9,896,763	23,633,112	8,187,017	(1,440,121)	(22,985)	125,006	1,696,663	—	30,482,029
International Strategic Equity Allocation	13,556,169	130,681,688	21,103,236	(10,422,477)	901,730	17,156,376	3,635,314	—	159,420,553
John Hancock Collateral Trust*	222,203	2,994,442	300,021,803	(300,793,194)	(432)	104	61,376	—	2,222,723
U.S. Sector Rotation	17,357,840	197,121,782	32,395,290	(21,452,545)	3,126,226	21,925,035	1,954,951	$4,091,743	233,115,788
					$3,904,968	$39,469,038	$14,140,274	$4,091,743	$596,279,730
2025 Lifetime Blend Portfolio
Bond	7,728,102	$86,113,142	$28,912,954	$(9,106,650)	$(64,952)	$(520,463)	$4,276,518	—	$105,334,031
Emerging Markets Debt	4,990,603	33,450,225	9,730,741	(4,213,029)	114,532	742,545	2,193,032	—	39,825,014
Global Senior Loan ETF	608,593	—	15,242,311	—	—	(33,572)	—	—	15,208,739
High Yield	8,791,008	22,614,586	5,698,439	(1,350,118)	(247)	113,644	1,570,516	—	27,076,304
57	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	7,856,937	$75,885,038	$14,542,793	$(8,182,373)	$505,746	$9,646,372	$2,045,326	—	$92,397,576
John Hancock Collateral Trust*	4,472,762	2,809,457	477,052,631	(435,121,927)	309	1,014	64,879	—	44,741,484
U.S. Sector Rotation	9,504,584	113,175,643	22,728,055	(22,319,210)	2,786,701	11,275,374	1,097,402	$2,296,879	127,646,563
					$3,342,089	$21,224,914	$11,247,673	$2,296,879	$452,229,711
2020 Lifetime Blend Portfolio
Bond	3,477,230	$43,225,903	$11,050,410	$(6,444,778)	$(99,189)	$(337,706)	$2,065,323	—	$47,394,640
Emerging Markets Debt	2,227,586	16,268,146	3,638,960	(2,514,118)	67,014	316,133	1,039,651	—	17,776,135
Global Senior Loan ETF	359,866	—	9,012,902	—	—	(19,851)	—	—	8,993,051
High Yield	3,922,745	11,022,766	2,160,523	(1,142,590)	(4,545)	45,902	744,041	—	12,082,056
International Strategic Equity Allocation	2,189,985	22,790,792	4,553,635	(4,561,116)	317,552	2,653,362	612,019	—	25,754,225
John Hancock Collateral Trust*	29,085	8,633,891	294,347,204	(302,689,406)	(1,590)	839	31,319	—	290,938
U.S. Sector Rotation	3,388,064	42,174,633	9,770,117	(11,555,609)	1,442,488	3,670,065	413,412	$865,278	45,501,694
					$1,721,730	$6,328,744	$4,905,765	$865,278	$157,792,739
2015 Lifetime Blend Portfolio
Bond	1,137,921	$14,028,282	$4,682,776	$(3,076,318)	$(12,455)	$(112,427)	$676,024	—	$15,509,858
Emerging Markets Debt	720,998	5,199,636	1,640,339	(1,212,434)	35,860	90,161	335,195	—	5,753,562
Global Senior Loan ETF	141,082	—	3,533,422	—	—	(7,783)	—	—	3,525,639
High Yield	1,271,200	3,521,442	973,035	(594,023)	1,514	13,328	239,810	—	3,915,296
International Strategic Equity Allocation	486,712	5,263,104	1,200,492	(1,433,405)	154,377	539,164	138,910	—	5,723,732
John Hancock Collateral Trust*	218	4,220,976	67,370,916	(71,590,354)	238	408	7,923	—	2,184
U.S. Sector Rotation	818,813	11,427,275	2,032,301	(3,665,875)	477,889	725,068	115,633	$242,022	10,996,658
					$657,423	$1,247,919	$1,513,495	$242,022	$45,426,929
2010 Lifetime Blend Portfolio
Bond	897,500	$11,370,993	$4,156,182	$(3,154,249)	$(40,844)	$(99,153)	$542,270	—	$12,232,929
Emerging Markets Debt	572,654	4,135,944	1,592,114	(1,249,194)	20,413	70,504	267,836	—	4,569,781
Global Senior Loan ETF	127,616	—	3,196,163	—	—	(7,039)	—	—	3,189,124
High Yield	1,013,085	2,807,874	1,092,656	(787,790)	(1,841)	9,403	191,874	—	3,120,302
International Strategic Equity Allocation	273,645	3,026,286	779,001	(968,005)	112,780	268,002	78,520	—	3,218,064
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	58

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	964,556	$39,490	$72,006,393	$(62,397,059)	$(360)	$85	$9,189	—	$9,648,549
U.S. Sector Rotation	429,039	6,639,493	2,071,397	(3,627,047)	482,879	195,267	66,156	$138,466	5,761,989
					$573,027	$437,069	$1,155,845	$138,466	$41,740,738

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
59	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Funds II and Shareholders of 2070 Lifetime Blend Portfolio, 2065 Lifetime Blend Portfolio, 2060 Lifetime Blend Portfolio, 2055 Lifetime Blend Portfolio, 2050 Lifetime Blend Portfolio, 2045 Lifetime Blend Portfolio, 2040 Lifetime Blend Portfolio, 2035 Lifetime Blend Portfolio, 2030 Lifetime Blend Portfolio, 2025 Lifetime Blend Portfolio, 2020 Lifetime Blend Portfolio, 2015 Lifetime Blend Portfolio and 2010 Lifetime Blend Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of 2070 Lifetime Blend Portfolio, 2065 Lifetime Blend Portfolio, 2060 Lifetime Blend Portfolio, 2055 Lifetime Blend Portfolio, 2050 Lifetime Blend Portfolio, 2045 Lifetime Blend Portfolio, 2040 Lifetime Blend Portfolio, 2035 Lifetime Blend Portfolio, 2030 Lifetime Blend Portfolio, 2025 Lifetime Blend Portfolio, 2020 Lifetime Blend Portfolio, 2015 Lifetime Blend Portfolio and 2010 Lifetime Blend Portfolio (thirteen of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2025, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2025, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statements of operations	Statements of changes in net assets	Financial highlights
2070 Lifetime Blend Portfolio	For the period April 24, 2025 (commencement of operations) through August 31, 2025	For the period April 24, 2025 (commencement of operations) through August 31, 2025	For the period April 24, 2025 (commencement of operations) through August 31, 2025
2065 Lifetime Blend Portfolio
2060 Lifetime Blend Portfolio
2055 Lifetime Blend Portfolio
2050 Lifetime Blend Portfolio
2045 Lifetime Blend Portfolio
2040 Lifetime Blend Portfolio
2035 Lifetime Blend Portfolio
2030 Lifetime Blend Portfolio
2025 Lifetime Blend Portfolio
2020 Lifetime Blend Portfolio
2015 Lifetime Blend Portfolio
2010 Lifetime Blend Portfolio	For the year ended August 31, 2025	For the years ended August 31, 2025 and August 31, 2024	For each of the periods indicated therein
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts October 8, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	60

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2025.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
2065 Lifetime Blend Portfolio	$773,530	$85,067
2060 Lifetime Blend Portfolio	2,299,601	252,819
2055 Lifetime Blend Portfolio	3,965,353	435,962
2050 Lifetime Blend Portfolio	5,120,742	562,714
2045 Lifetime Blend Portfolio	5,884,553	640,223
2040 Lifetime Blend Portfolio	6,135,126	659,844
2035 Lifetime Blend Portfolio	6,337,755	672,628
2030 Lifetime Blend Portfolio	5,286,893	555,077
2025 Lifetime Blend Portfolio	3,052,408	314,332
2020 Lifetime Blend Portfolio	1,155,330	116,131
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
2065 Lifetime Blend Portfolio	$1,703,765
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
61	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds) with the exception of 2070 Lifetime Blend Portfolio, which is included later in this report.  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.  The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	62

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangement generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group and benchmark index and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile, with certain exceptions noted in Appendix A. In such cases, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
63	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor  and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the Funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and;
(3)the subadvisory fee for each Fund, including any breakpoints, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	64

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)the subadvisory fees are paid by the Advisor and not the Funds.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
65	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.24	Fees and expenses	Comments
2010 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category – The fund underperformed the median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the fund’s net management fees are lower than the peer group median.
2015 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-year period and underperformed for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the three-. five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2020 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the ten-year period and underperformed for the one-, three- and five-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one-, three- and five-year periods.
The Board also took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the ten-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	66

Portfolio (subadvisor)	Performance of fund, as of 12.31.24	Fees and expenses	Comments
2025 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the five- and ten-year periods and underperformed for the one- and three-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods.
The Board also took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2030 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three- and five-year periods and performed in-line for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and the peer group median for the three-year period.
The Board also took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, five- and ten-year periods.
2035 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, five- and ten-year periods.
67	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.24	Fees and expenses	Comments
2040 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period, underperformed for the three- and five-year periods and performed in-line for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and peer group median for the one-, five-and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and the peer group median for the three-year period.
2045 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and five-year periods and underperformed for the three- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five- and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and five-year periods and peer group median for the one-, five- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and ten-year periods and the peer group median for the three-year period.
2050 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, three-, five- and ten-year periods.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	68

Portfolio (subadvisor)	Performance of fund, as of 12.31.24	Fees and expenses	Comments
2055 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, three-. five- and ten-year periods.
The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, five- and ten-year periods.
2060 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category – The fund outperformed the median for the one-, three- and five-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, three- and five-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods.
2065 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-year period. Lipper Category – The fund outperformed the median for the one- and three-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one- and three-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-year period.
69	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on March 24-27, 2025, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of 2070 Lifetime Blend Portfolio (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
At the March 24-27, 2025 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including performance information of other target date funds managed by the Advisor and Subadvisor which use a similar strategy to that of the New Fund, fee and expense information for the New Fund, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor regarding other similar target date funds in the complex. The information received and considered by the Board in connection with the March meetings and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund, by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its December 10-12, 2024 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund and noted the Advisor’s experience implementing similar investment strategies for other target date funds in the complex. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds, including target date funds,  and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	70

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the performance of other comparable funds or accounts, including other target date funds, managed by the Advisor and the Subadvisor and the performance of their respective benchmarks and/or peer groups over various time periods.  The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed the proposed fees and expenses for the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board also noted that the proposed management fee structure for the New Fund was the same as that of a similar target date fund managed by the Advisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted that the New Fund  has breakpoints in its contractual management fee schedule that reduces the New Fund’s management fees as its assets increase.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(i)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(j)noted that the subadvisory fee for the New Fund will be paid by Advisor; and
71	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the New Fund will invest, the Advisor has contractually agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. (The funds that are not participating portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust). The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to the reimbursement).  The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)the performance of comparable funds managed by the New Fund’s Subadvisor; and
(c)the proposed subadvisory fee for the fund.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for a similar similar accounts, as applicable.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	72

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the performance of comparable target date funds managed by the Subadvisor over various time periods;
(3)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
73	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780904	RL2A 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 8, 2025